Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)
Shares Value
Common Stocks (99.4%)
Australia (4.8%)
Allkem Ltd.(a) 4,540 $ 48,413
ANZ Group Holdings Ltd. 8,403 132,621
APA Group 3,926 25,323
ASX Ltd. 134 5,619
Atlas Arteria Ltd. 2,275 9,404
BlueScope Steel Ltd. 3,194 43,691
Brambles Ltd. 4,496 43,126
carsales.com Ltd. 405 6,422
Cochlear Ltd. 203 30,954
Coles Group Ltd. 5,056 61,993
Commonwealth Bank of Australia 4,371 291,741
Computershare Ltd. 1,434 22,317
Fortescue Metals Group Ltd. 7,421 109,565
IGO Ltd. 4,688 47,433
Insurance Australia Group Ltd. 6,890 26,142
Macquarie Group Ltd. 1,072 126,746
Medibank Pvt. Ltd. 7,715 18,077
National Australia Bank Ltd. 7,311 128,331
Pilbara Minerals Ltd. 18,351 59,733
Qantas Airways Ltd.(a) 5,528 22,814
QBE Insurance Group Ltd. 4,135 43,131
REA Group Ltd. 43 4,094
Reece Ltd. 621 7,676
Sonic Healthcare Ltd. 1,946 46,076
South32 Ltd. 28,602 71,586
Suncorp Group Ltd. 3,532 31,716
Telstra Group Ltd. 4,895 14,011
Transurban Group 12,069 114,481
Wesfarmers Ltd. 3,249 106,707
Westpac Banking Corp. 8,597 122,120
WiseTech Global Ltd. 271 14,397
Woolworths Group Ltd. 4,724 124,932
1,961,392
Austria (0.2%)
Erste Group Bank AG 615 21,531
Mondi plc 256 3,902
Verbund AG 273 21,877
voestalpine AG 689 24,731
72,041
Belgium (0.6%)
Ackermans & van Haaren NV 42 6,910
Ageas SA/NV 99 4,008
Anheuser-Busch InBev SA/NV 2,202 124,516
Azelis Group NV 226 5,148
D'ieteren Group 42 7,419
Groupe Bruxelles Lambert NV 417 32,829
KBC Group NV 335 23,362
Sofina SA 31 6,416
Solvay SA 153 17,076
UCB SA 257 22,767
Umicore SA 135 3,769
254,220
Canada (9.0%)
Agnico Eagle Mines Ltd. 2,056 102,781
Air Canada(a) 769 14,523
Algonquin Power & Utilities Corp. 2,188 18,106
Shares Value
Alimentation Couche-Tard, Inc. 2,808 $ 144,151
Bank of Montreal 1,763 159,399
Bank of Nova Scotia (The) 3,176 159,082
BCE, Inc. 926 42,267
Brookfield Asset Management Ltd., Class A 960 31,370
Brookfield Corp., Class A 2,506 84,464
CAE, Inc.(a) 1,230 27,561
Cameco Corp. 2,590 81,208
Canadian Imperial Bank of Commerce 2,488 106,345
Canadian National Railway Co. 1,764 213,853
Canadian Pacific Kansas City Ltd. 2,572 207,976
Canadian Tire Corp. Ltd., Class A 152 20,805
CCL Industries, Inc., Class B 454 22,342
CGI, Inc.(a) 803 84,775
Constellation Software, Inc. 65 134,827
Descartes Systems Group, Inc. (The)(a) 140 11,227
Dollarama, Inc. 776 52,615
Element Fleet Management Corp. 349 5,322
Empire Co. Ltd., Class A 605 17,205
FirstService Corp. 33 5,088
Fortis, Inc. 414 17,861
George Weston Ltd. 36 4,261
GFL Environmental, Inc. 617 23,985
Great-West Lifeco, Inc. 748 21,746
Hydro One Ltd.(b) 1,711 48,941
IGM Financial, Inc. 219 6,675
Intact Financial Corp. 465 71,877
Loblaw Cos. Ltd. 576 52,792
Magna International, Inc. 608 34,364
Manulife Financial Corp. 6,166 116,680
Metro, Inc., Class A 967 54,677
National Bank of Canada 648 48,334
Nutrien Ltd. 746 44,092
Open Text Corp. 1,177 49,010
Power Corp. of Canada 2,135 57,536
Quebecor, Inc., Class B 200 4,935
RB Global, Inc. 525 31,542
Rogers Communications, Inc., Class B 943 43,072
Royal Bank of Canada 3,410 326,041
Saputo, Inc. 175 3,925
Shopify, Inc., Class A(a) 2,934 189,842
Stantec, Inc. 80 5,229
Sun Life Financial, Inc. 1,566 81,729
Teck Resources Ltd., Class B 2,636 111,038
TELUS Corp. 1,986 38,692
TFI International, Inc. 280 31,937
Thomson Reuters Corp. 546 73,801
TMX Group Ltd. 725 16,333
Toromont Industries Ltd. 249 20,479
Toronto-Dominion Bank (The) 3,879 240,699
West Fraser Timber Co. Ltd. 253 21,760
WSP Global, Inc. 376 49,732
3,690,909
Chile (0.2%)
Antofagasta plc 2,107 39,136
Lundin Mining Corp. 5,774 45,293
84,429

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
China (0.8%)
BOC Hong Kong Holdings Ltd. 10,000 $ 30,562
Chow Tai Fook Jewellery Group Ltd. 11,200 20,123
ESR Group Ltd.(b) 22,400 38,417
NXP Semiconductors NV 496 101,521
Prosus NV(a) 1,557 113,999
Wharf Holdings Ltd. (The) 10,000 23,760
Xinyi Glass Holdings Ltd. 4,000 6,227
334,609
Denmark (2.5%)
AP Moller - Maersk A/S, Class B 3 5,264
Ascendis Pharma A/SADR(a) 171 15,262
Carlsberg A/S, Class B 250 39,946
Chr. Hansen Holding A/S 291 20,193
Coloplast A/S, Class B 281 35,129
Danske Bank A/S(a) 1,527 37,141
Demant A/S(a) 258 10,906
DSV A/S 314 65,930
Genmab A/S(a) 137 51,790
Jyske Bank A/S(a) 89 6,760
Novo Nordisk A/S, Class B 3,426 551,887
Novozymes A/S, Class B 550 25,619
Orsted A/S(b) 424 40,059
Pandora A/S 343 30,617
ROCKWOOL A/S, Class B 61 15,757
Tryg A/S 174 3,764
Vestas Wind Systems A/S(a) 2,453 65,221
1,021,245
Finland (0.9%)
Elisa OYJ 340 18,154
Fortum OYJ 986 13,194
Kesko OYJ, Class B 871 16,392
Kone OYJ, Class B 681 35,536
Metso OYJ 456 5,495
Neste OYJ 2,395 92,132
Nokia OYJ 14,747 61,709
Nordea Bank Abp 6,179 67,103
Sampo OYJ, Class A 158 7,088
Stora Enso OYJ, Class R 1,767 20,483
UPM-Kymmene OYJ 1,298 38,618
Valmet OYJ 122 3,391
Wartsila OYJ Abp 412 4,637
383,932
France (8.4%)
Accor SA 461 17,110
Air France-KLM(a) 3,014 5,666
Air Liquide SA 1,280 229,302
Alstom SA 768 22,891
Amundi SA(b) 70 4,128
Arkema SA 376 35,402
AXA SA 4,654 137,220
BioMerieux 97 10,172
BNP Paribas SA 2,466 155,290
Bouygues SA 1,027 34,465
Bureau Veritas SA 788 21,596
Capgemini SE 370 70,057
Carrefour SA 1,087 20,582
Cie de Saint-Gobain 2,175 132,243
Shares Value
Cie Generale des Etablissements Michelin SCA 1,629 $ 48,092
Credit Agricole SA 2,487 29,499
Danone SA 1,839 112,636
Dassault Systemes SE 1,551 68,743
Edenred 670 44,838
Eiffage SA 199 20,751
Elis SA 502 9,749
Engie SA 4,527 75,210
EssilorLuxottica SA 714 134,451
Eurazeo SE 94 6,610
Forvia(a) 660 15,532
Getlink SE 1,037 17,627
Hermes International 83 180,200
Ipsen SA 81 9,738
Kering SA 160 88,257
Legrand SA 640 63,400
L'Oreal SA 554 258,145
LVMH Moet Hennessy Louis Vuitton SE 575 541,381
Neoen SA(b) 190 6,011
Orange SA 4,308 50,300
Pernod Ricard SA 575 126,971
Publicis Groupe SA 613 49,156
Renault SA 470 19,783
Rexel SA 618 15,244
Safran SA 852 133,351
Sartorius Stedim Biotech 56 13,973
SCOR SE 186 5,457
SEB SA 107 11,049
Societe Generale SA 1,147 29,783
Sodexo SA 240 26,407
SOITEC(a) 242 40,910
Thales SA 246 36,823
Valeo 901 19,296
Veolia Environnement SA 1,740 54,957
Verallia SA(b) 368 13,803
Vinci SA 1,255 145,656
Worldline SA(a)(b) 410 14,985
3,434,898
Germany (6.6%)
adidas AG 384 74,480
Allianz SE 930 216,319
Bayerische Motoren Werke AG 1,032 126,688
Bechtle AG 326 12,918
Beiersdorf AG 200 26,457
Brenntag SE 400 31,159
Commerzbank AG 2,905 32,169
Continental AG 286 21,561
Covestro AG(a)(b) 744 38,621
CTS Eventim AG & Co. KGaA 251 15,842
Daimler Truck Holding AG 1,152 41,475
Deutsche Boerse AG 420 77,485
Deutsche Lufthansa AG(a) 1,623 16,607
Deutsche Post AG 2,600 126,881
Deutsche Telekom AG 5,688 123,963
E.ON SE 3,199 40,764
Evonik Industries AG 1,293 24,588
Fresenius Medical Care AG & Co. KGaA 541 25,834
Fresenius SE & Co. KGaA 678 18,766
GEA Group AG 447 18,683

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Germany (cont’d)
Hannover Rueck SE 138 $ 29,261
HeidelbergCement AG 823 67,522
HelloFresh SE(a) 359 8,852
Henkel AG & Co. KGaA 309 21,744
HUGO BOSS AG 109 8,507
Infineon Technologies AG 4,144 170,830
KION Group AG 357 14,356
Knorr-Bremse AG 176 13,437
Mercedes-Benz Group AG 2,257 181,404
Merck KGaA 224 37,036
MTU Aero Engines AG 143 37,037
Muenchener Rueckversicherungs-Gesellschaft
AG 322 120,707
Nemetschek SE 249 18,647
Puma SE 70 4,210
SAP SE 2,552 348,419
Scout24 SE(b) 175 11,089
Siemens AG 1,932 321,526
Siemens Energy AG(a) 1,139 20,106
Siemens Healthineers AG(b) 710 40,171
Symrise AG, Class A 265 27,761
Talanx AG 125 7,167
Telefonica Deutschland Holding AG 1,477 4,153
thyssenkrupp AG 3,693 28,880
Volkswagen AG 249 41,537
Vonovia SE 264 5,154
2,700,773
Hong Kong (1.7%)
AIA Group Ltd. 26,800 270,510
CK Infrastructure Holdings Ltd. 500 2,645
CLP Holdings Ltd. 3,500 27,199
Hang Seng Bank Ltd. 4,600 65,449
Hong Kong Exchanges & Clearing Ltd. 3,200 120,542
Hongkong Land Holdings Ltd. 1,100 4,290
MTR Corp. Ltd. 1,000 4,594
Prudential plc 5,338 75,228
Sino Land Co. Ltd. 22,000 27,035
Sun Hung Kai Properties Ltd. 4,000 50,379
Swire Pacific Ltd., Class A 2,500 19,157
Swire Properties Ltd. 4,800 11,797
WH Group Ltd.(b) 7,500 3,972
682,797
Ireland (0.9%)
AerCap Holdings NV(a) 273 17,341
AIB Group plc 1,516 6,368
Bank of Ireland Group plc 1,948 18,571
CRH plc 3,328 183,358
Kerry Group plc, Class A 569 55,485
Kingspan Group plc 938 62,322
Smurfit Kappa Group plc 347 11,558
355,003
Israel (0.4%)
Bank Hapoalim BM 2,804 22,955
Bank Leumi Le-Israel BM 902 6,706
Check Point Software Technologies Ltd.(a) 411 51,630
Mizrahi Tefahot Bank Ltd. 313 10,400
Shares Value
Nice Ltd.ADR(a) 295 $ 60,917
152,608
Italy (1.9%)
A2A SpA 4,916 8,973
Amplifon SpA 362 13,266
Assicurazioni Generali SpA 3,228 65,575
Banco BPM SpA 1,497 6,941
Coca-Cola HBC AG 545 16,248
Enel SpA 24,642 165,823
FinecoBank Banca Fineco SpA 1,358 18,246
Hera SpA 2,552 7,579
Infrastrutture Wireless Italiane SpA(b) 897 11,822
Interpump Group SpA 209 11,601
Intesa Sanpaolo SpA 41,387 108,368
Italgas SpA 1,467 8,683
Mediobanca Banca di Credito Finanziario SpA 371 4,436
Moncler SpA 528 36,487
Nexi SpA(a)(b) 1,346 10,547
Poste Italiane SpA(b) 1,239 13,404
PRADA SpA 1,900 12,729
Prysmian SpA 794 33,160
Recordati Industria Chimica e Farmaceutica
SpA 290 13,842
Reply SpA 64 7,269
Snam SpA 6,568 34,302
Telecom Italia SpA(a) 47,226 13,283
Terna - Rete Elettrica Nazionale 4,504 38,357
UniCredit SpA 4,884 113,309
774,250
Japan (17.0%)
Advantest Corp. 200 26,499
Aeon Co. Ltd. 2,000 40,710
AGC, Inc. 1,400 50,010
Aisin Corp. 600 18,378
Ajinomoto Co., Inc. 1,600 63,365
ANA Holdings, Inc.(a) 900 21,333
Asahi Group Holdings Ltd. 1,600 61,704
Astellas Pharma, Inc. 5,000 74,342
Bandai Namco Holdings, Inc. 800 18,382
BayCurrent Consulting, Inc. 300 11,142
Bridgestone Corp. 1,500 61,148
Canon, Inc. 3,300 86,533
Central Japan Railway Co. 300 37,486
Chugai Pharmaceutical Co. Ltd. 2,100 59,367
Dai Nippon Printing Co. Ltd. 1,000 28,215
Daifuku Co. Ltd. 500 10,179
Dai-ichi Life Holdings, Inc. 400 7,577
Daiichi Sankyo Co. Ltd. 4,500 141,661
Daikin Industries Ltd. 800 161,982
Daito Trust Construction Co. Ltd. 100 10,091
Daiwa House Industry Co. Ltd. 2,200 57,719
Daiwa Securities Group, Inc. 9,000 46,097
Denso Corp. 1,200 80,077
Dentsu Group, Inc. 700 22,826
Disco Corp. 300 46,930
East Japan Railway Co. 800 44,208
Eisai Co. Ltd. 800 53,822
FANUC Corp. 2,100 73,112

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Japan (cont’d)
Fast Retailing Co. Ltd. 300 $ 76,217
Fuji Electric Co. Ltd. 600 26,111
FUJIFILM Holdings Corp. 1,200 70,912
Fujitsu Ltd. 300 38,596
Hankyu Hanshin Holdings, Inc. 700 23,029
Hoya Corp. 900 106,324
Hulic Co. Ltd. 2,800 23,848
Ibiden Co. Ltd. 200 11,208
Isuzu Motors Ltd. 2,400 28,893
Japan Airlines Co. Ltd. 500 10,793
Japan Exchange Group, Inc. 500 8,676
Japan Post Bank Co. Ltd. 1,200 9,332
Kao Corp. 1,100 39,682
KDDI Corp. 3,900 120,075
Keyence Corp. 500 234,718
Kikkoman Corp. 700 39,675
Komatsu Ltd. 2,300 61,759
Kose Corp. 300 28,623
Kubota Corp. 2,800 40,663
Kyocera Corp. 900 48,514
Kyowa Kirin Co. Ltd. 1,000 18,432
M3, Inc. 1,300 27,963
Makita Corp. 600 16,754
MEIJI Holdings Co. Ltd. 400 8,906
MinebeaMitsumi, Inc. 1,200 22,458
Mitsubishi Chemical Group Corp. 7,100 42,403
Mitsubishi Electric Corp. 6,400 89,755
Mitsubishi Estate Co. Ltd. 4,200 49,690
Mitsubishi HC Capital, Inc. 7,000 41,384
Mitsubishi Heavy Industries Ltd. 700 32,502
Mitsubishi UFJ Financial Group, Inc. 36,800 271,159
Mitsui Fudosan Co. Ltd. 2,700 53,436
Mizuho Financial Group, Inc. 6,200 94,329
MS&AD Insurance Group Holdings, Inc. 1,300 45,835
Murata Manufacturing Co. Ltd. 1,500 85,474
Nidec Corp. 1,400 75,989
Nintendo Co. Ltd. 2,300 104,103
Nippon Paint Holdings Co. Ltd. 3,000 24,555
Nippon Telegraph & Telephone Corp. 77,500 91,422
Nissan Chemical Corp. 300 12,805
Nitori Holdings Co. Ltd. 100 11,143
Nitto Denko Corp. 100 7,355
Nomura Holdings, Inc. 13,900 52,624
Nomura Research Institute Ltd. 900 24,665
Olympus Corp. 3,300 51,737
Omron Corp. 100 6,066
Ono Pharmaceutical Co. Ltd. 1,200 21,636
Oracle Corp. Japan 100 7,396
Oriental Land Co. Ltd. 1,900 73,629
ORIX Corp. 2,900 52,418
Osaka Gas Co. Ltd. 1,200 18,328
Otsuka Corp. 600 23,193
Otsuka Holdings Co. Ltd. 1,100 40,116
Pan Pacific International Holdings Corp. 1,300 23,142
Panasonic Holdings Corp. 6,200 75,218
Recruit Holdings Co. Ltd. 3,400 107,339
Renesas Electronics Corp.(a) 4,600 85,978
Resona Holdings, Inc. 14,000 66,864
Shares Value
Secom Co. Ltd. 200 $ 13,476
Sekisui Chemical Co. Ltd. 1,200 17,203
Sekisui House Ltd. 2,100 42,215
Seven & i Holdings Co. Ltd. 1,400 60,103
SG Holdings Co. Ltd. 1,100 15,583
Shin-Etsu Chemical Co. Ltd. 5,400 178,138
Shionogi & Co. Ltd. 700 29,398
Shiseido Co. Ltd. 900 40,431
SMC Corp. 100 54,990
SoftBank Corp. 7,500 79,911
SoftBank Group Corp. 2,900 135,896
Sompo Holdings, Inc. 700 31,282
Sony Group Corp. 3,100 278,075
Square Enix Holdings Co. Ltd. 600 27,764
Sumitomo Electric Industries Ltd. 2,400 29,175
Sumitomo Mitsui Financial Group, Inc. 3,800 161,928
Sumitomo Mitsui Trust Holdings, Inc. 600 21,225
Suntory Beverage & Food Ltd. 600 21,636
Sysmex Corp. 200 13,563
T&D Holdings, Inc. 500 7,284
Takeda Pharmaceutical Co. Ltd. 4,600 144,077
TDK Corp. 600 23,110
Terumo Corp. 1,500 47,345
Toho Co. Ltd. 300 11,356
Tokio Marine Holdings, Inc. 4,400 100,917
Tokyo Electron Ltd. 1,000 142,249
Tokyo Gas Co. Ltd. 1,300 28,269
Tokyu Corp. 1,600 19,201
TOPPAN, Inc. 1,300 27,883
Toray Industries, Inc. 5,200 28,796
TOTO Ltd. 100 2,992
Toyota Industries Corp. 200 14,190
Toyota Motor Corp. 29,900 477,560
Trend Micro, Inc. 600 28,830
Unicharm Corp. 800 29,562
West Japan Railway Co. 600 24,866
Yakult Honsha Co. Ltd. 200 12,599
Yamaha Corp. 300 11,428
Yamaha Motor Co. Ltd. 700 19,963
Yamato Holdings Co. Ltd. 1,200 21,611
Yaskawa Electric Corp. 700 31,882
Z Holdings Corp. 10,600 25,404
ZOZO, Inc. 200 4,111
6,958,221
Luxembourg (0.1%)
Eurofins Scientific SE 349 22,145
Netherlands (3.7%)
Aalberts NV 552 23,204
ABN AMRO Bank NVCVA(b) 936 14,531
Adyen NV(a)(b) 68 117,647
Aegon NV 2,459 12,421
Akzo Nobel NV 468 38,151
Argenx SE(a) 136 52,733
ASM International NV 112 47,453
ASML Holding NV 873 631,470
ASR Nederland NV 118 5,309
BE Semiconductor Industries NV 189 20,476
Euronext NV(b) 194 13,186

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Netherlands (cont’d)
Ferrovial SE 1,195 $ 37,769
IMCD NV 143 20,547
ING Groep NV 6,431 86,566
JDE Peet's NV 823 24,477
Koninklijke Ahold Delhaize NV 3,074 104,838
Koninklijke DSM NV 447 45,559
Koninklijke KPN NV 9,448 33,696
Koninklijke Philips NV(a) 2,243 48,472
Koninklijke Vopak NV 409 14,587
Universal Music Group NV 2,144 47,601
Wolters Kluwer NV 710 90,087
1,530,780
New Zealand (0.2%)
Auckland International Airport Ltd.(a) 4,242 22,220
Fisher & Paykel Healthcare Corp. Ltd. 712 10,687
Meridian Energy Ltd. 2,680 9,195
Spark New Zealand Ltd. 3,678 11,470
Xero Ltd.(a) 255 20,187
73,759
Norway (0.5%)
AutoStore Holdings Ltd.(a) 5,491 12,019
DNB Bank ASA 2,147 40,220
Gjensidige Forsikring ASA 640 10,263
Mowi ASA 1,952 31,010
Norsk Hydro ASA 9,702 57,776
Orkla ASA 3,614 26,008
Schibsted ASA, Class A 562 9,875
Telenor ASA 2,404 24,414
TOMRA Systems ASA 936 15,071
226,656
Portugal (0.2%)
EDP - Energias de Portugal SA 8,919 43,554
Jeronimo Martins SGPS SA 952 26,215
69,769
Singapore (1.1%)
DBS Group Holdings Ltd. 5,100 118,743
Oversea-Chinese Banking Corp. Ltd. 8,600 78,034
Singapore Airlines Ltd. 7,100 37,511
Singapore Exchange Ltd. 2,300 16,332
Singapore Technologies Engineering Ltd. 5,200 14,140
Singapore Telecommunications Ltd. 26,100 48,214
STMicroelectronics NV 1,496 74,360
United Overseas Bank Ltd. 3,200 66,206
453,540
South Africa (0.3%)
Anglo American plc 4,700 133,429
South Korea (3.5%)
Delivery Hero SE(a)(b) 443 19,528
Doosan Enerbility Co. Ltd.(a) 2,824 38,814
Hana Financial Group, Inc. 1,804 53,669
HMM Co. Ltd. 1,009 14,435
HYBE Co. Ltd.(a) 105 22,432
Hyundai Mobis Co. Ltd. 298 52,582
Hyundai Motor Co. 230 36,045
Kakao Corp. 1,589 59,211
KB Financial Group, Inc. 890 32,253
Shares Value
Kia Corp. 709 $ 47,620
Krafton, Inc.(a) 86 12,714
L&F Co. Ltd. 82 15,122
LG Chem Ltd. 135 68,338
LG Electronics, Inc. 301 28,943
LG H&H Co. Ltd. 67 23,339
LG Innotek Co. Ltd. 20 4,698
NAVER Corp. 311 43,146
NCSoft Corp. 41 9,179
POSCO Holdings, Inc. 346 101,884
Samsung Electro-Mechanics Co. Ltd. 44 4,825
Samsung Electronics Co. Ltd. 11,572 634,082
Shinhan Financial Group Co. Ltd. 1,232 31,790
SK Hynix, Inc. 1,155 100,980
1,455,629
Spain (2.2%)
Acciona SA 57 9,664
Aena SME SA(b) 192 31,002
Amadeus IT Group SA(a) 1,001 76,119
Banco Bilbao Vizcaya Argentaria SA 11,555 88,649
Banco de Sabadell SA 5,824 6,697
Banco Santander SA 34,756 128,355
Bankinter SA 2,688 16,510
CaixaBank SA 9,055 37,412
Cellnex Telecom SA(b) 1,241 50,082
EDP Renovaveis SA 599 11,956
Enagas SA 2,265 44,480
Iberdrola SA 15,860 206,774
Industria de Diseno Textil SA 2,376 91,920
Naturgy Energy Group SA 458 13,621
Redeia Corp. SA 1,006 16,886
Telefonica SA 15,477 62,746
892,873
Sweden (2.5%)
Alfa Laval AB 712 25,906
Assa Abloy AB, Class B 2,425 58,148
Atlas Copco AB, Class A 9,733 140,030
Beijer Ref AB, Class B 680 8,663
Boliden AB 344 9,922
Castellum AB 1,871 17,833
Epiroc AB, Class A 2,345 44,267
EQT AB 1,343 25,788
Essity AB, Class B 876 23,284
Getinge AB, Class B 527 9,219
H & M Hennes & Mauritz AB, Class B 1,471 25,219
Hexagon AB, Class B 5,414 66,539
Holmen AB, Class B 264 9,469
Husqvarna AB, Class B 1,082 9,781
Industrivarden AB, Class A 626 17,317
Indutrade AB 665 14,955
Investment AB Latour, Class B 232 4,592
Investor AB, Class B 4,875 97,330
Kinnevik AB, Class B(a) 1,326 18,341
L E Lundbergforetagen AB, Class B 192 8,155
Lifco AB, Class B 544 11,800
Nibe Industrier AB, Class B 4,099 38,860
Saab AB, Class B 137 7,397
Sagax AB, Class B 482 9,505

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Sweden (cont’d)
Sandvik AB 2,617 $ 50,928
Skandinaviska Enskilda Banken AB, Class A 3,477 38,355
SKF AB, Class B 967 16,795
SSAB AB, Class A 6,540 46,392
Svenska Cellulosa AB SCA, Class B 1,795 22,842
Svenska Handelsbanken AB, Class A 488 4,082
Sweco AB, Class B 414 4,550
Swedbank AB, Class A 1,496 25,187
Swedish Orphan Biovitrum AB(a) 455 8,863
Tele2 AB, Class B 771 6,361
Trelleborg AB, Class B 570 13,794
Volvo AB, Class B 4,226 87,249
1,027,718
Switzerland (5.2%)
ABB Ltd. 3,744 147,224
Adecco Group AG 853 27,869
Alcon, Inc. 1,110 91,937
Bachem Holding AG 77 6,713
Baloise Holding AG 201 29,521
Barry Callebaut AG 5 9,652
Belimo Holding AG 52 25,935
BKW AG 51 9,007
Cie Financiere Richemont SA 1,025 173,745
DKSH Holding AG 293 21,795
DSM-Firmenich AG(a) 398 42,823
Dufry AG(a) 143 6,515
Emmi AG 2 1,929
Flughafen Zurich AG 75 15,584
Galenica AG(b) 106 8,560
Geberit AG 149 77,960
Georg Fischer AG 382 28,672
Givaudan SA 20 66,283
Helvetia Holding AG 73 9,873
Julius Baer Group Ltd. 417 26,260
Kuehne + Nagel International AG 111 32,842
Logitech International SA 250 14,877
Lonza Group AG 161 95,990
Novartis AG 4,259 428,447
On Holding AG, Class A(a) 575 18,975
Partners Group Holding AG 41 38,569
PSP Swiss Property AG 117 13,065
Schindler Holding AG 142 31,903
SFS Group AG 42 5,530
SGS SA 405 38,280
SIG Group AG 720 19,862
Sika AG 334 95,461
Sonova Holding AG 109 29,021
Straumann Holding AG 240 38,938
Swiss Life Holding AG 56 32,737
Swiss Prime Site AG 202 17,532
Swisscom AG 55 34,292
Tecan Group AG 13 4,987
Temenos AG 208 16,540
UBS Group AG 5,537 111,990
VAT Group AG(b) 74 30,604
Zurich Insurance Group AG 288 136,781
2,115,080
Shares Value
Taiwan (4.5%)
Accton Technology Corp. 1,000 $ 11,206
Advantech Co. Ltd. 1,000 13,148
ASE Technology Holding Co. Ltd. 9,000 31,932
Cathay Financial Holding Co. Ltd. 36,000 49,877
Chang Hwa Commercial Bank Ltd. 19,000 11,378
Chunghwa Telecom Co. Ltd. 9,000 33,666
CTBC Financial Holding Co. Ltd. 33,000 26,331
Delta Electronics, Inc. 6,000 66,368
E Ink Holdings, Inc. 2,000 14,449
Eva Airways Corp. 20,000 25,558
Evergreen Marine Corp. Taiwan Ltd. 6,000 18,013
Far EasTone Telecommunications Co. Ltd. 6,000 15,142
Feng TAY Enterprise Co. Ltd. 1,000 6,309
Fubon Financial Holding Co. Ltd. 28,000 54,661
Hotai Motor Co. Ltd. 1,000 26,136
MediaTek, Inc. 3,000 66,272
Mega Financial Holding Co. Ltd. 29,000 35,570
Nanya Technology Corp. 5,000 11,366
Novatek Microelectronics Corp. 2,000 27,388
Quanta Computer, Inc. 14,000 68,327
Realtek Semiconductor Corp. 1,000 12,442
Taishin Financial Holding Co. Ltd. 23,000 13,958
Taiwan Cement Corp. 40,000 48,869
Taiwan Mobile Co. Ltd. 6,000 18,417
Taiwan Semiconductor Manufacturing Co. Ltd. 52,000 961,711
Unimicron Technology Corp. 6,000 33,906
Uni-President Enterprises Corp. 15,000 36,748
United Microelectronics Corp. 37,000 57,619
Walsin Lihwa Corp. 3,000 3,949
Wan Hai Lines Ltd. 8,000 15,155
Yang Ming Marine Transport Corp.(a) 6,000 12,137
Yuanta Financial Holding Co. Ltd. 38,000 28,185
1,856,193
United Kingdom (9.9%)
3i Group plc 2,568 63,615
abrdn plc 5,423 15,044
Admiral Group plc 928 24,564
Ashtead Group plc 1,344 93,021
Associated British Foods plc 1,816 45,968
AstraZeneca plc 3,427 491,286
Auto Trader Group plc(b) 2,650 20,565
Aviva plc 7,005 35,196
B&M European Value Retail SA 2,601 18,419
BAE Systems plc 9,552 112,574
Barratt Developments plc 3,212 16,886
Beazley plc 688 5,152
Berkeley Group Holdings plc 331 16,509
BT Group plc 19,816 30,824
Bunzl plc 930 35,459
Burberry Group plc 1,051 28,327
Centrica plc 8,077 12,728
Coca-Cola Europacific Partners plc 766 49,353
Compass Group plc 5,979 167,383
ConvaTec Group plc(b) 4,959 12,937
DCC plc 602 33,660
Dechra Pharmaceuticals plc 337 15,792
Diageo plc 5,726 245,983
Diploma plc 293 11,116

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
United Kingdom (cont’d)
DS Smith plc 3,809 $ 13,162
Halma plc 2,424 70,171
Hargreaves Lansdown plc 944 9,788
Howden Joinery Group plc 1,505 12,292
HSBC Holdings plc 44,481 351,577
IMI plc 235 4,900
Inchcape plc 940 9,292
Informa plc 4,851 44,775
InterContinental Hotels Group plc 635 43,869
Intermediate Capital Group plc 760 13,310
Intertek Group plc 544 29,497
J Sainsbury plc 5,612 19,193
JD Sports Fashion plc 4,300 7,981
Johnson Matthey plc 1,031 22,886
Kingfisher plc 9,330 27,483
Legal & General Group plc 15,930 46,034
Liberty Global plc, Class A(a) 239 4,029
Lloyds Banking Group plc 167,300 92,715
London Stock Exchange Group plc 923 98,171
M&G plc 7,007 17,051
Melrose Industries plc 4,117 26,495
National Grid plc 11,714 154,957
Next plc 361 31,668
Pearson plc 1,449 15,143
Phoenix Group Holdings plc 2,301 15,557
Reckitt Benckiser Group plc 1,939 145,739
RELX plc 5,859 195,234
Rentokil Initial plc 8,495 66,421
Rightmove plc 2,160 14,368
RS GROUP plc 408 3,943
Sage Group plc (The) 2,937 34,532
Schroders plc 2,040 11,342
Severn Trent plc 754 24,598
Smith & Nephew plc 2,596 41,849
Smiths Group plc 1,105 23,096
Spirax-Sarco Engineering plc 225 29,649
SSE plc 3,396 79,485
St. James's Place plc 979 13,536
Standard Chartered plc 6,464 56,129
Taylor Wimpey plc 8,437 11,021
Tesco plc 27,230 85,993
Unilever plc 5,718 297,871
United Utilities Group plc 2,164 26,456
Vodafone Group plc 27,526 25,886
Weir Group plc (The) 801 17,882
Whitbread plc 643 27,680
Wise plc, Class A(a) 1,265 10,569
WPP plc 3,643 38,136
4,065,772
United States (9.6%)
Amcor plc 651 6,497
Aon plc, Class A 530 182,956
BRP, Inc. 196 16,588
Chubb Ltd. 633 121,891
Clarivate plc(a) 4,219 40,207
CSL Ltd. 1,251 230,982
CyberArk Software Ltd.(a) 58 9,067
Ferguson plc 577 90,768
Shares Value
Flex Ltd.(a) 1,232 $ 34,053
Garmin Ltd. 321 33,477
GSK plc 11,258 198,777
Haleon plc 15,451 63,302
Holcim AG 1,624 109,277
ICON plc(a) 170 42,534
James Hardie Industries plcCDI(a) 3,049 80,675
Janus Henderson Group plc 777 21,173
Linde plc 1,186 451,961
Nestle SA 6,051 727,757
QIAGEN NV(a) 567 25,532
Roche Holding AG 1,476 451,222
Sanofi 2,848 305,124
Schneider Electric SE 1,303 236,635
Spotify Technology SA(a) 304 48,807
Stellantis NV 6,397 112,294
Swiss Re AG 569 57,266
TE Connectivity Ltd. 863 120,958
Waste Connections, Inc. 819 117,182
3,936,962
Total Common Stocks
(Cost $39,359,582) 40,721,632
Short-Term Investment (0.2%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class
(c)
(Cost $87,565)
87,565 87,565
Total Investments ( 99.6% )
(Cost $39,447,147 ) (d) 40,809,197
Other Assets in Excess of Liabilities (0.4%) 168,858
NET ASSETS (100.0%) $40,978,055
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management.
(a) Non-income producing security.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2023, management fees paid were reduced by $66 relating to the Fund’s investment in the Liquidity Funds.
(d) At June 30, 2023, the aggregate cost for federal income tax purposes is $39,447,147. The aggregate gross unrealized appreciation is
$2,124,814 and the aggregate gross unrealized depreciation is
$762,764, resulting in net unrealized appreciation of $1,362,050.
ADR American Depositary Receipt
CDI CREST Depository Interest
CVA Dutch Certification

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 68.6%
Banks 11.3
Pharmaceuticals 7.6
Semiconductors & Semiconductor Equipment 6.5
Insurance 6.0
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)
Face
Amount Value
Fixed Income Securities (93.8%)
Asset-Backed Securities (8.5%)
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) $ 220,000 $ 219,546
Avant Loans Funding Trust,
2021-REV1
1.64%, 7/15/30(a) 440,000 419,452
Dell Equipment Finance Trust,
2023-2
5.84%, 1/22/29(a) 100,000 99,779
GM Financial Automobile Leasing Trust,
2023-2
5.44%, 10/20/25 50,000 49,805
Hyundai Auto Lease Securitization Trust,
2023-B
5.47%, 9/15/25(a) 155,000 154,253
LAD Auto Receivables Trust,
2023-1A
5.68%, 10/15/26(a) 158,082 157,353
2023-2A
5.93%, 6/15/27(a) 180,000 179,179
Marlette Funding Trust,
2023-1A
6.07%, 4/15/33(a) 174,355 173,757
Newtek Small Business Loan Trust,
2023-1
SOFR30A + 3.00%,
7.75%, 7/25/50(a)(b) 145,419 144,640
Octane Receivables Trust,
2023-1A
5.87%, 5/21/29(a) 104,867 104,333
Oscar US Funding XIII LLC,
2021-2A
0.86%, 9/10/25(a) 125,000 121,242
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 2.61%,
7.70%, 7/25/51(a)(b) 171,590 170,152
SoFi Consumer Loan Program Trust,
2023-1S
5.81%, 5/15/31(a) 90,450 90,314
Stack Infrastructure Issuer LLC,
2019-1A
4.54%, 2/25/44(a) 493,009 485,580
Theorem Funding Trust,
2023-1A
7.58%, 4/15/29(a) 99,687 99,854
Upstart Securitization Trust,
2021-5
1.31%, 11/20/31(a) 286,321 279,975
Vantage Data Centers Issuer LLC,
2019-1A
3.19%, 7/15/44(a) 577,000 556,199
3,505,413
Commercial Mortgage-Backed Securities (14.7%)
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.03%,
6.18%, 10/15/36(a)(b) 566,354 563,692
Face
Amount Value
ICE LIBOR USD 1 Month + 0.95%,
6.14%, 9/15/36(a)(b) $ 425,000 $ 408,440
CAMB Commercial Mortgage Trust
ICE LIBOR USD 1 Month + 1.25%,
6.44%, 12/15/37(a)(b) 186,543 184,270
ICE LIBOR USD 1 Month + 1.75%,
6.94%, 12/15/37(a)(b) 288,000 283,765
Connecticut Avenue Securities Trust
SOFR30A + 2.95%,
8.02%, 6/25/42(a)(b) 424,423 435,414
CSMC Trust
CME Term SOFR 1 Month + 3.14%,
8.29%, 9/9/24(a)(b) 500,000 500,840
Extended Stay America Trust
ICE LIBOR USD 1 Month + 1.08%,
6.27%, 7/15/38(a)(b) 530,056 521,309
ICE LIBOR USD 1 Month + 1.38%,
6.57%, 7/15/38(a)(b) 289,121 283,082
FHLMC, REMIC
ICE LIBOR USD 1 Month + 0.55%,
5.74%, 4/15/36(b) 256,738 254,704
ICE LIBOR USD 1 Month + 0.40%,
5.59%, 1/15/42(b) 333,155 328,845
FNMA, REMIC
ICE LIBOR USD 1 Month + 0.54%,
5.69%, 2/25/38(b) 246,831 245,264
Hawaii Hotel Trust
ICE LIBOR USD 1 Month + 1.15%,
6.34%, 5/15/38(a)(b) 250,000 247,691
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.92%,
6.06%, 4/15/38(a)(b) 550,000 541,545
PNMAC GMSR Issuer Trust
ICE LIBOR USD 1 Month + 3.85%,
9.00%, 2/25/25(a)(b) 500,000 501,261
Radnor RE Ltd.
SOFR30A + 1.85%,
6.92%, 11/25/31(a)(b) 327,929 328,455
VMC Finance LLC
ICE LIBOR USD 1 Month + 1.65%,
6.81%, 1/18/37(a)(b) 425,149 412,601
6,041,178
Corporate Bonds (62.3%)
Automobiles (0.4%)
Hyundai Capital America
5.80%, 6/26/25(a) 146,000 145,779
Banks (23.7%)
Banco Bilbao Vizcaya Argentaria SA
0.88%, 9/18/23 200,000 197,939
5.86%, 9/14/26(b) 200,000 197,327
Banco Santander SA
5.15%, 8/18/25 200,000 196,536
Bank of America Corp.
1.84%, 2/4/25(b) 1,200,000 1,169,329
5.87%, 10/24/24(b) 200,000 200,012

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Face
Amount Value
Bank of Ireland Group plc
2.03%, 9/30/27(a)(b) $ 400,000 $ 346,440
6.25%, 9/16/26(a)(b) 200,000 198,753
Bank of Montreal
3.30%, 2/5/24 225,000 221,602
5.43%, 12/8/23(b) 100,000 99,973
5.79%, 3/8/24(b) 100,000 100,053
BPCE SA
5.68%, 1/14/25(a)(b) 500,000 499,161
Canadian Imperial Bank of Commerce
5.14%, 4/28/25 255,000 252,972
Citigroup, Inc.
3.35%, 4/24/25(b) 450,000 440,045
5.77%, 5/1/25(b) 625,000 623,071
5.79%, 1/25/26(b) 200,000 199,226
Discover Bank
4.20%, 8/8/23 275,000 274,473
Fifth Third Bancorp
3.65%, 1/25/24 140,000 138,031
HSBC Holdings plc
0.73%, 8/17/24(b) 400,000 397,085
Intesa Sanpaolo SpA
5.25%, 1/12/24 400,000 396,919
JPMorgan Chase & Co.
3.85%, 6/14/25(b) 1,075,000 1,051,673
KeyBank NA
5.39%, 6/14/24(b) 250,000 243,027
National Bank of Canada
0.55%, 11/15/24(b) 250,000 244,801
5.25%, 1/17/25 250,000 247,856
Royal Bank of Canada
4.95%, 4/25/25 140,000 138,222
Skandinaviska Enskilda Banken AB
0.55%, 9/1/23(a) 200,000 198,179
Standard Chartered plc
0.99%, 1/12/25(a)(b) 310,000 300,666
Truist Financial Corp.
5.47%, 6/9/25(b) 400,000 387,283
UniCredit SpA
7.83%, 12/4/23(a) 350,000 352,104
Wells Fargo & Co.
2.41%, 10/30/25(b) 250,000 238,165
3.75%, 1/24/24 225,000 222,446
9,773,369
Biotechnology (0.2%)
Amgen, Inc.
5.25%, 3/2/25 80,000 79,617
Capital Markets (3.4%)
Affiliated Managers Group, Inc.
4.25%, 2/15/24 200,000 197,407
Charles Schwab Corp. (The)
5.56%, 3/18/24(b) 480,000 478,805
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/24 350,000 345,595
5.60%, 10/21/24(b) 250,000 249,188
5.80%, 1/24/25(b) 150,000 149,786
1,420,781
Face
Amount Value
Chemicals (0.7%)
Celanese US Holdings LLC
5.90%, 7/5/24 $ 275,000 $ 274,504
Consumer Finance (6.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 10/29/24 475,000 446,334
Ally Financial, Inc.
3.88%, 5/21/24 384,000 375,188
Avolon Holdings Funding Ltd.
5.25%, 5/15/24(a) 240,000 235,867
Capital One Financial Corp.
1.34%, 12/6/24(b) 105,000 102,274
5.80%, 12/6/24(b) 650,000 639,626
General Motors Financial Co., Inc.
2.75%, 6/20/25 225,000 212,064
3.95%, 4/13/24 200,000 196,924
6.41%, 4/7/25(b) 350,000 350,025
Park Aerospace Holdings Ltd.
5.50%, 2/15/24(a) 100,000 98,887
2,657,189
Distributors (0.1%)
Genuine Parts Co.
1.75%, 2/1/25 50,000 46,858
Diversified REITs (0.2%)
HAT Holdings I LLC/HAT Holdings II LLC
6.00%, 4/15/25(a) 100,000 98,771
Diversified Telecommunication Services (2.0%)
AT&T, Inc.
0.90%, 3/25/24 200,000 193,225
Verizon Communications, Inc.
5.57%, 3/22/24(b) 625,000 625,113
818,338
Electric Utilities (3.1%)
Enel Finance International NV
2.65%, 9/10/24(a) 400,000 385,028
NextEra Energy Capital Holdings, Inc.
2.94%, 3/21/24 200,000 196,265
6.05%, 3/1/25(b) 693,000 695,915
1,277,208
Electronic Equipment, Instruments & Components (1.7%)
Amphenol Corp.
4.75%, 3/30/26 40,000 39,539
TD SYNNEX Corp.
1.25%, 8/9/24 400,000 378,494
Teledyne Technologies, Inc.
0.95%, 4/1/24 300,000 288,990
707,023
Entertainment (0.7%)
Take-Two Interactive Software, Inc.
3.30%, 3/28/24 9,000 8,826
Warnermedia Holdings, Inc.
6.41%, 3/15/26 264,000 264,278
273,104

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Face
Amount Value
Financial Services (4.2%)
Fidelity National Information Services, Inc.
0.60%, 3/1/24 $ 425,000 $ 410,253
Nationwide Building Society
4.36%, 8/1/24(a)(b) 550,000 548,905
Radian Group, Inc.
6.63%, 3/15/25 275,000 274,976
Synchrony Bank
5.40%, 8/22/25 500,000 478,760
1,712,894
Food Products (1.2%)
JDE Peet's NV
0.80%, 9/24/24(a) 525,000 492,556
Ground Transportation (1.2%)
Penske Truck Leasing Co. LP
4.13%, 8/1/23(a) 200,000 199,746
5.75%, 5/24/26(a) 120,000 118,920
SMBC Aviation Capital Finance DAC
3.55%, 4/15/24(a) 200,000 195,853
514,519
Health Care Equipment & Supplies (0.9%)
Baxter International, Inc.
5.51%, 11/29/24(b) 250,000 247,925
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24 150,000 141,322
389,247
Health Care Providers & Services (0.2%)
Centene Corp.
4.25%, 12/15/27 100,000 93,591
Hotels, Restaurants & Leisure (0.8%)
Hyatt Hotels Corp.
1.80%, 10/1/24 325,000 309,460
Insurance (2.0%)
Assurant, Inc.
6.10%, 2/27/26 186,000 186,780
GA Global Funding Trust
0.80%, 9/13/24(a) 200,000 186,170
5.56%, 9/13/24(a)(b) 475,000 465,562
838,512
IT Services (0.2%)
Kyndryl Holdings, Inc.
2.05%, 10/15/26 100,000 86,341
Leisure Products (0.7%)
Brunswick Corp.
0.85%, 8/18/24 325,000 305,727
Life Sciences Tools & Services (1.0%)
PerkinElmer, Inc.
0.85%, 9/15/24 100,000 94,031
Thermo Fisher Scientific, Inc.
5.63%, 10/18/24(b) 300,000 300,009
394,040
Machinery (0.7%)
Daimler Truck Finance North America LLC
5.70%, 12/14/23(a)(b) 300,000 300,150
Face
Amount Value
Media (1.1%)
Charter Communications Operating LLC
4.91%, 7/23/25 $ 150,000 $ 147,142
Discovery Communications LLC
3.90%, 11/15/24 325,000 315,347
462,489
Passenger Airlines (1.3%)
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a) 547,739 536,029
Real Estate Management & Development (0.2%)
Newmark Group, Inc.
6.13%, 11/15/23 100,000 99,090
Semiconductors & Semiconductor Equipment (0.5%)
Broadcom Corp.
3.63%, 1/15/24 200,000 197,656
Specialized REITs (0.5%)
EPR Properties
4.50%, 4/1/25 200,000 189,566
Technology Hardware, Storage & Peripherals (0.9%)
Hewlett Packard Enterprise Co.
5.90%, 10/1/24 355,000 355,239
Trading Companies & Distributors (0.4%)
Air Lease Corp.
0.70%, 2/15/24 150,000 145,323
Wireless Telecommunication Services (1.6%)
Rogers Communications, Inc.
4.10%, 10/1/23 375,000 373,209
Sprint LLC
7.13%, 6/15/24 200,000 201,969
7.88%, 9/15/23 100,000 100,331
675,509
25,670,479
U.S. Government and Agency Securities (8.3%)
U.S. Treasury Note
2.75%, 8/31/23 568,000 565,677
2.88%, 11/30/23 1,665,000 1,648,058
2.75%, 2/15/24 1,250,000 1,229,529
3,443,264
Total Fixed Income Securities
(Cost $38,741,797)
38,660,334
–
Shares
Short-Term Investments (6.0%)
Investment Company (1.80%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class (c)
(Cost $731,196)
731,196 731,196
Commercial Paper (4.2%)
Alimentation Couche-Tard, Inc. (a) 600,000 599,384
Avery Dennison Corp. 280,000 278,034
HSBC USA, Inc. (a) 250,000 245,521

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Parker-Hannifin Corp. (a) $ 600,000 $ 596,408
Total Commercial Paper
(Cost $1,719,769)
1,719,347
Total Short-Term Investments
(Cost $2,450,965)
2,450,543
Total Investments (99.8%)
(Cost $41,192,762) (d) 41,110,877
Other Assets in Excess of Liabilities (0.2%)
84,392
Net Assets (100.0%) $41,195,269
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of June
30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2023, management fees paid were reduced by $152 relating to the Fund’s investment in the Liquidity Funds.
(d) At June 30, 2023, the aggregate cost for federal income tax purposes is $41,192,762. The aggregate gross unrealized appreciation
is $57,935 and the aggregate gross unrealized depreciation is
$139,820, resulting in net unrealized depreciation of $81,885.
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 32.1%
Banks 23.8
Commercial Mortgage-Backed Securities 14.7
Asset-Backed Securities 8.5
U.S. Government and Agency Securities 8.4
Consumer Finance 6.5
Short-Term Investments 6.0
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)

Shares Value
Common Stocks (99.7%)
Aerospace & Defense (0.2%)
Axon Enterprise, Inc.(a) 609 $ 118,828
Curtiss-Wright Corp. 340 62,444
HEICO Corp. 354 62,637
Hexcel Corp. 746 56,711
Woodward, Inc. 495 58,861
359,481
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc. 716 67,555
Expeditors International of Washington, Inc. 945 114,468
FedEx Corp. 1,433 355,241
GXO Logistics, Inc.(a) 744 46,738
United Parcel Service, Inc., Class  B 4,514 809,134
1,393,136
Automobile Components (0.2%)
Aptiv plc(a) 1,679 171,409
Autoliv, Inc. 536 45,581
BorgWarner, Inc. 1,454 71,115
Lear Corp. 366 52,539
Visteon Corp.(a) 173 24,845
365,489
Automobiles (2.4%)
Ford Motor Co. 24,449 369,913
General Motors Co. 8,646 333,390
Harley-Davidson, Inc. 896 31,548
Rivian Automotive, Inc., Class  A(a) 3,246 54,078
Tesla, Inc.(a) 14,636 3,831,266
Thor Industries, Inc. 320 33,120
4,653,315
Banks (3.9%)
Bank of America Corp. 44,318 1,271,483
Bank OZK 778 31,244
BOK Financial Corp. 190 15,348
Citigroup, Inc. 13,074 601,927
Citizens Financial Group, Inc. 3,245 84,630
Columbia Banking System, Inc. 1,379 27,966
Comerica, Inc. 885 37,489
Commerce Bancshares, Inc. 813 39,593
Cullen/Frost Bankers, Inc. 404 43,442
East West Bancorp, Inc. 938 49,517
Fifth Third Bancorp 4,560 119,518
First Citizens BancShares, Inc., Class  A 70 89,842
First Financial Bankshares, Inc. 928 26,439
First Horizon Corp. 3,562 40,144
FNB Corp. 2,369 27,101
Home BancShares, Inc. 1,272 29,002
Huntington Bancshares, Inc. 9,620 103,704
JPMorgan Chase & Co. 16,220 2,359,037
KeyCorp 6,293 58,147
M&T Bank Corp. 1,112 137,621
New York Community Bancorp, Inc. 4,781 53,738
Old National Bancorp 1,960 27,322
Pinnacle Financial Partners, Inc. 507 28,722
PNC Financial Services Group, Inc. (The) 2,676 337,042
Popular, Inc. 473 28,626
Prosperity Bancshares, Inc. 608 34,340
Regions Financial Corp. 6,309 112,426
Shares Value
SouthState Corp. 506 $ 33,295
Synovus Financial Corp. 968 29,282
Truist Financial Corp. 8,940 271,329
U.S. Bancorp 10,298 340,246
United Bankshares, Inc. 893 26,495
Valley National Bancorp 2,868 22,227
Webster Financial Corp. 1,151 43,450
Wells Fargo & Co. 25,225 1,076,603
Western Alliance Bancorp 695 25,347
Wintrust Financial Corp. 407 29,556
Zions Bancorp NA 987 26,511
7,739,751
Beverages (1.8%)
Celsius Holdings, Inc.(a) 326 48,636
Coca-Cola Co. (The) 23,741 1,429,683
Coca-Cola Consolidated, Inc. 34 21,625
Keurig Dr Pepper, Inc. 6,538 204,443
Monster Beverage Corp.(a) 5,694 327,063
PepsiCo, Inc. 8,242 1,526,583
3,558,033
Biotechnology (3.0%)
AbbVie, Inc. 10,634 1,432,719
ACADIA Pharmaceuticals, Inc.(a) 829 19,855
Alkermes plc(a) 1,138 35,619
Alnylam Pharmaceuticals, Inc.(a) 855 162,399
Amgen, Inc. 3,679 816,812
Apellis Pharmaceuticals, Inc.(a) 664 60,490
Arrowhead Pharmaceuticals, Inc.(a) 714 25,461
Biogen, Inc.(a) 992 282,571
BioMarin Pharmaceutical, Inc.(a) 1,269 109,997
Blueprint Medicines Corp.(a) 408 25,786
Denali Therapeutics, Inc.(a) 741 21,867
Exact Sciences Corp.(a) 1,234 115,873
Exelixis, Inc.(a) 2,192 41,889
Gilead Sciences, Inc. 8,598 662,648
Halozyme Therapeutics, Inc.(a) 904 32,607
Horizon Therapeutics plc(a) 1,564 160,857
Incyte Corp.(a) 1,258 78,310
Ionis Pharmaceuticals, Inc.(a) 965 39,594
Moderna, Inc.(a) 2,290 278,235
Neurocrine Biosciences, Inc.(a) 663 62,521
Regeneron Pharmaceuticals, Inc.(a) 723 519,504
Sarepta Therapeutics, Inc.(a) 598 68,483
Seagen, Inc.(a) 935 179,950
United Therapeutics Corp.(a) 316 69,757
Vertex Pharmaceuticals, Inc.(a) 1,772 623,585
5,927,389
Broadline Retail (3.2%)
Amazon.com, Inc.(a) 46,319 6,038,145
eBay, Inc. 2,879 128,663
Etsy, Inc.(a) 662 56,012
Macy's, Inc. 1,467 23,545
6,246,365
Building Products (1.1%)
A O Smith Corp. 1,108 80,640
AAON, Inc. 397 37,640
Advanced Drainage Systems, Inc. 588 66,903
Allegion plc 776 93,136

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Building Products (cont’d)
AZEK Co., Inc. (The), Class  A(a) 674 $ 20,415
Carlisle Cos., Inc. 742 190,345
Carrier Global Corp. 7,387 367,208
Fortune Brands Innovations, Inc. 679 48,854
Johnson Controls International plc 6,046 411,974
Lennox International, Inc. 283 92,278
Masco Corp. 1,211 69,487
Owens Corning 1,315 171,608
Simpson Manufacturing Co., Inc. 375 51,937
Trane Technologies plc 2,015 385,389
Trex Co., Inc.(a) 586 38,418
UFP Industries, Inc. 326 31,638
Zurn Elkay Water Solutions Corp. 757 20,356
2,178,226
Capital Markets (3.7%)
Affiliated Managers Group, Inc. 238 35,674
Ameriprise Financial, Inc. 699 232,180
Ares Management Corp. 966 93,074
Bank of New York Mellon Corp. (The) 5,303 236,090
BlackRock, Inc. 992 685,611
Blackstone, Inc. 4,707 437,610
Blue Owl Capital, Inc., Class  A 2,916 33,971
Carlyle Group, Inc. (The) 1,364 43,580
Cboe Global Markets, Inc. 707 97,573
Charles Schwab Corp. (The) 11,175 633,399
CME Group, Inc. 2,409 446,364
Coinbase Global, Inc., Class  A(a) 1,151 82,354
Evercore, Inc., Class  A 233 28,796
FactSet Research Systems, Inc. 241 96,557
Focus Financial Partners, Inc., Class  A(a) 393 20,636
Franklin Resources, Inc. 1,963 52,432
Goldman Sachs Group, Inc. (The) 2,225 717,652
Hamilton Lane, Inc., Class  A 208 16,636
Houlihan Lokey, Inc., Class  A 343 33,720
Interactive Brokers Group, Inc., Class  A 668 55,491
Intercontinental Exchange, Inc. 3,728 421,562
Invesco Ltd. 3,031 50,951
Jefferies Financial Group, Inc. 1,428 47,367
KKR & Co., Inc. 3,844 215,264
LPL Financial Holdings, Inc. 517 112,411
MarketAxess Holdings, Inc. 232 60,649
Moody's Corp. 1,015 352,936
Morningstar, Inc. 163 31,959
MSCI, Inc., Class  A 494 231,829
Nasdaq, Inc. 2,282 113,758
Northern Trust Corp. 1,375 101,942
Raymond James Financial, Inc. 1,287 133,552
S&P Global, Inc. 2,035 815,811
SEI Investments Co. 738 44,000
State Street Corp. 2,240 163,923
Stifel Financial Corp. 684 40,814
T Rowe Price Group, Inc. 1,479 165,678
Tradeweb Markets, Inc., Class  A 766 52,456
7,236,262
Chemicals (1.4%)
Air Products and Chemicals, Inc. 1,937 580,190
Ashland, Inc. 464 40,326
Shares Value
Axalta Coating Systems Ltd.(a) 1,962 $ 64,373
Balchem Corp. 283 38,151
Cabot Corp. 492 32,910
Celanese Corp., Class  A 963 111,515
Eastman Chemical Co. 1,051 87,990
Ecolab, Inc. 2,244 418,932
Element Solutions, Inc. 1,973 37,882
FMC Corp. 1,105 115,296
Huntsman Corp. 1,515 40,935
International Flavors & Fragrances, Inc. 2,261 179,953
Livent Corp.(a) 1,590 43,614
Mosaic Co. (The) 2,933 102,655
PPG Industries, Inc. 2,083 308,909
Sherwin-Williams Co. (The) 2,105 558,919
2,762,550
Commercial Services & Supplies (0.8%)
Casella Waste Systems, Inc., Class  A(a) 371 33,557
Cintas Corp. 464 230,645
Clean Harbors, Inc.(a) 371 61,004
Copart, Inc.(a) 2,743 250,189
MSA Safety, Inc. 328 57,059
Republic Services, Inc., Class  A 1,517 232,359
Rollins, Inc. 1,619 69,342
Stericycle, Inc.(a) 683 31,718
Tetra Tech, Inc. 387 63,367
Waste Management, Inc. 2,868 497,369
1,526,609
Communications Equipment (0.9%)
Arista Networks, Inc.(a) 1,345 217,971
Ciena Corp.(a) 836 35,521
Cisco Systems, Inc. 22,995 1,189,761
F5, Inc.(a) 341 49,875
Juniper Networks, Inc. 1,800 56,394
Lumentum Holdings, Inc.(a) 379 21,501
Motorola Solutions, Inc. 943 276,563
Viasat, Inc.(a) 412 16,999
1,864,585
Construction & Engineering (0.3%)
AECOM 1,022 86,553
Comfort Systems USA, Inc. 258 42,363
EMCOR Group, Inc. 346 63,934
MasTec, Inc.(a) 439 51,789
Quanta Services, Inc. 1,057 207,648
Valmont Industries, Inc. 181 52,680
WillScot Mobile Mini Holdings Corp.(a) 1,459 69,726
574,693
Construction Materials (0.3%)
Summit Materials, Inc., Class  A(a) 1,722 65,178
Vulcan Materials Co. 1,951 439,833
505,011
Consumer Finance (0.8%)
Ally Financial, Inc. 2,013 54,371
American Express Co. 3,999 696,626
Capital One Financial Corp. 2,535 277,253
Credit Acceptance Corp.(a) 42 21,333
Discover Financial Services 1,702 198,879
FirstCash Holdings, Inc. 252 23,519

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Consumer Finance (cont’d)
OneMain Holdings, Inc. 809 $ 35,345
SLM Corp. 1,623 26,488
SoFi Technologies, Inc.(a) 5,435 45,328
Synchrony Financial 2,871 97,384
1,476,526
Consumer Staples Distribution & Retail (2.1%)
Albertsons Cos., Inc., Class  A 1,783 38,905
BJ's Wholesale Club Holdings, Inc.(a) 719 45,304
Casey's General Stores, Inc. 284 69,262
Costco Wholesale Corp. 2,377 1,279,729
Dollar General Corp. 1,178 200,001
Dollar Tree, Inc.(a) 1,184 169,904
Kroger Co. (The) 5,432 255,304
Performance Food Group Co.(a) 1,155 69,577
Sprouts Farmers Market, Inc.(a) 786 28,870
Sysco Corp. 3,860 286,412
Target Corp. 2,478 326,848
U.S. Foods Holding Corp.(a) 1,759 77,396
Walmart, Inc. 7,663 1,204,471
4,051,983
Containers & Packaging (0.4%)
AptarGroup, Inc. 576 66,735
Avery Dennison Corp. 704 120,947
Ball Corp. 2,772 161,358
Berry Global Group, Inc. 1,046 67,300
Crown Holdings, Inc. 1,057 91,822
Graphic Packaging Holding Co. 2,699 64,857
Packaging Corp. of America 779 102,953
Sealed Air Corp. 1,272 50,880
Silgan Holdings, Inc. 750 35,168
Sonoco Products Co. 864 50,993
Westrock Co. 2,261 65,727
878,740
Distributors (0.1%)
Genuine Parts Co. 756 127,938
LKQ Corp. 1,433 83,501
Pool Corp. 205 76,801
288,240
Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.(a) 362 33,467
Duolingo, Inc., Class  A(a) 151 21,584
H&R Block, Inc. 966 30,786
Service Corp. International 936 60,456
146,293
Diversified Telecommunication Services (0.8%)
AT&T, Inc. 40,389 644,204
Iridium Communications, Inc. 640 39,757
Verizon Communications, Inc. 23,772 884,081
1,568,042
Electric Utilities (1.2%)
Alliant Energy Corp. 1,852 97,193
Avangrid, Inc. 527 19,857
Constellation Energy Corp. 2,381 217,981
Evergy, Inc. 1,670 97,561
Eversource Energy 2,563 181,768
Exelon Corp. 7,312 297,891
Shares Value
Hawaiian Electric Industries, Inc. 810 $ 29,322
IDACORP, Inc. 370 37,962
NextEra Energy, Inc. 13,625 1,010,975
NRG Energy, Inc. 1,655 61,880
PNM Resources, Inc. 629 28,368
Portland General Electric Co. 710 33,249
Xcel Energy, Inc. 4,051 251,851
2,365,858
Electrical Equipment (1.3%)
Acuity Brands, Inc. 282 45,989
AMETEK, Inc. 2,037 329,750
Atkore, Inc.(a) 332 51,772
Eaton Corp. plc 3,516 707,068
Emerson Electric Co. 5,052 456,650
EnerSys 225 24,417
Generac Holdings, Inc.(a) 544 81,127
Hubbell, Inc., Class  B 472 156,496
nVent Electric plc 1,434 74,095
Plug Power, Inc.(a) 3,016 31,336
Regal Rexnord Corp. 580 89,262
Rockwell Automation, Inc. 1,016 334,721
Sensata Technologies Holding plc 1,348 60,646
Sunrun, Inc.(a) 1,185 21,164
2,464,493
Electronic Equipment, Instruments & Components (1.0%)
Advanced Energy Industries, Inc. 329 36,667
Amphenol Corp., Class  A 5,249 445,903
Arrow Electronics, Inc.(a) 301 43,112
Avnet, Inc. 493 24,872
Badger Meter, Inc. 259 38,218
Belden, Inc. 365 34,912
CDW Corp. 761 139,644
Cognex Corp. 1,530 85,711
Coherent Corp.(a) 1,028 52,407
Corning, Inc. 4,342 152,144
Insight Enterprises, Inc.(a) 174 25,463
IPG Photonics Corp.(a) 164 22,274
Jabil, Inc. 719 77,602
Keysight Technologies, Inc.(a) 1,568 262,562
Littelfuse, Inc. 216 62,923
National Instruments Corp. 742 42,591
Novanta, Inc.(a) 313 57,623
TD SYNNEX Corp. 248 23,312
Teledyne Technologies, Inc.(a) 410 168,555
Trimble, Inc.(a) 2,192 116,044
Vishay Intertechnology, Inc. 712 20,933
Zebra Technologies Corp., Class  A(a) 288 85,199
2,018,671
Energy Equipment & Services (0.2%)
Baker Hughes Co., Class  A 14,864 469,851
Entertainment (1.5%)
AMC Entertainment Holdings, Inc.,
Class  A(a) 3,334 14,670
Electronic Arts, Inc. 1,399 181,450
Liberty Media Corp-Liberty Formula One,
Class  A(a) 1,422 96,156
Live Nation Entertainment, Inc.(a) 915 83,366
Madison Square Garden Sports Corp. 101 18,993

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Entertainment (cont’d)
Netflix, Inc.(a) 2,474 $ 1,089,772
ROBLOX Corp., Class  A(a) 2,508 101,072
Roku, Inc., Class  A(a) 695 44,452
Take-Two Interactive Software, Inc.(a) 880 129,501
Walt Disney Co. (The)(a) 11,613 1,036,809
Warner Bros Discovery, Inc.(a) 14,806 185,667
Warner Music Group Corp., Class  A 794 20,715
3,002,623
Financial Services (2.9%)
Affirm Holdings, Inc., Class  A(a) 1,204 18,457
Block, Inc., Class  A(a) 3,028 201,574
Equitable Holdings, Inc. 2,393 64,994
Essent Group Ltd. 695 32,526
Euronet Worldwide, Inc.(a) 267 31,338
Fidelity National Information Services, Inc. 3,336 182,479
Fiserv, Inc.(a) 3,461 436,605
Jack Henry & Associates, Inc. 411 68,773
Mastercard, Inc., Class  A 4,744 1,865,815
MGIC Investment Corp. 1,919 30,301
PayPal Holdings, Inc.(a) 6,257 417,530
Radian Group, Inc. 1,048 26,493
Shift4 Payments, Inc., Class  A(a) 317 21,527
Toast, Inc., Class  A(a) 1,832 41,348
Visa, Inc., Class  A 9,124 2,166,768
Voya Financial, Inc. 657 47,113
Western Union Co. (The) 2,127 24,950
WEX, Inc.(a) 239 43,515
5,722,106
Food Products (1.4%)
Bunge Ltd. 1,139 107,465
Campbell Soup Co. 1,516 69,296
Conagra Brands, Inc. 3,625 122,235
Darling Ingredients, Inc.(a) 1,204 76,803
Flowers Foods, Inc. 1,490 37,071
General Mills, Inc. 4,468 342,696
Hershey Co. (The) 1,122 280,163
Hormel Foods Corp. 2,203 88,605
Ingredion, Inc. 486 51,492
J.M. Smucker Co. (The) 790 116,659
Kellogg Co. 1,944 131,026
Kraft Heinz Co. (The) 6,079 215,804
Lamb Weston Holdings, Inc. 1,086 124,836
Lancaster Colony Corp. 146 29,359
McCormick & Co., Inc. (Non-Voting) 2,017 175,943
Mondelez International, Inc., Class  A 10,372 756,534
Simply Good Foods Co. (The)(a) 729 26,674
2,752,661
Gas Utilities (0.1%)
National Fuel Gas Co. 649 33,333
New Jersey Resources Corp. 714 33,701
ONE Gas, Inc. 402 30,877
Southwest Gas Holdings, Inc. 520 33,098
UGI Corp. 1,540 41,534
172,543
Ground Transportation (0.9%)
Avis Budget Group, Inc.(a) 158 36,130
Shares Value
JB Hunt Transport Services, Inc. 511 $ 92,506
Knight-Swift Transportation Holdings, Inc.,
Class  A 939 52,171
Landstar System, Inc. 221 42,551
Old Dominion Freight Line, Inc. 586 216,673
Ryder System, Inc. 283 23,996
Saia, Inc.(a) 163 55,813
Uber Technologies, Inc.(a) 10,916 471,244
Union Pacific Corp. 3,786 774,691
XPO, Inc.(a) 710 41,890
1,807,665
Health Care Equipment & Supplies (4.0%)
Abbott Laboratories 11,168 1,217,535
Align Technology, Inc.(a) 494 174,698
Baxter International, Inc. 3,470 158,093
Becton Dickinson & Co. 1,955 516,140
Boston Scientific Corp.(a) 9,873 534,031
CONMED Corp. 209 28,401
Cooper Cos., Inc. (The) 337 129,216
DENTSPLY SIRONA, Inc. 1,457 58,309
Dexcom, Inc.(a) 2,633 338,367
Edwards Lifesciences Corp.(a) 4,135 390,055
Envista Holdings Corp.(a) 1,130 38,239
GE HealthCare Technologies, Inc. 2,507 203,669
Globus Medical, Inc., Class  A(a) 534 31,794
Haemonetics Corp.(a) 345 29,373
Hologic, Inc.(a) 1,678 135,868
ICU Medical, Inc.(a) 140 24,947
IDEXX Laboratories, Inc.(a) 568 285,267
Inari Medical, Inc.(a) 331 19,244
Inspire Medical Systems, Inc.(a) 199 64,603
Insulet Corp.(a) 476 137,250
Intuitive Surgical, Inc.(a) 2,398 819,972
iRhythm Technologies, Inc.(a) 206 21,490
Lantheus Holdings, Inc.(a) 463 38,855
Masimo Corp.(a) 341 56,112
Medtronic plc 9,171 807,965
Merit Medical Systems, Inc.(a) 389 32,536
Neogen Corp.(a) 1,499 32,603
Novocure Ltd.(a) 721 29,921
Penumbra, Inc.(a) 250 86,015
QuidelOrtho Corp.(a) 333 27,592
ResMed, Inc. 1,004 219,374
Shockwave Medical, Inc.(a) 247 70,496
STERIS plc 677 152,311
Stryker Corp. 2,446 746,250
Teleflex, Inc. 321 77,692
Zimmer Biomet Holdings, Inc. 1,436 209,082
7,943,365
Health Care Providers & Services (1.4%)
agilon health, Inc.(a) 2,138 37,073
AMN Healthcare Services, Inc.(a) 253 27,607
Centene Corp.(a) 3,748 252,803
Chemed Corp. 99 53,625
CVS Health Corp. 8,818 609,588
DaVita, Inc.(a) 385 38,681
Elevance Health, Inc. 1,629 723,748
Encompass Health Corp. 680 46,043

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Health Care Providers & Services (cont’d)
Ensign Group, Inc. (The) 373 $ 35,607
HealthEquity, Inc.(a) 469 29,613
Henry Schein, Inc.(a) 892 72,341
Humana, Inc. 858 383,638
Laboratory Corp. of America Holdings 607 146,487
Molina Healthcare, Inc.(a) 395 118,990
Option Care Health, Inc.(a) 1,165 37,851
Progyny, Inc.(a) 529 20,811
Quest Diagnostics, Inc. 767 107,809
R1 RCM, Inc.(a) 959 17,694
Select Medical Holdings Corp. 726 23,130
2,783,139
Health Care Technology (0.1%)
Doximity, Inc., Class  A(a) 673 22,896
Veeva Systems, Inc., Class  A(a) 814 160,952
183,848
Hotels, Restaurants & Leisure (1.9%)
Airbnb, Inc., Class  A(a) 2,169 277,979
Aramark 1,980 85,239
Booking Holdings, Inc.(a) 205 553,568
Chipotle Mexican Grill, Inc., Class  A(a) 207 442,773
Choice Hotels International, Inc. 197 23,151
Darden Restaurants, Inc. 920 153,714
Domino's Pizza, Inc. 269 90,650
Expedia Group, Inc.(a) 801 87,621
Hilton Grand Vacations, Inc.(a) 498 22,629
Hilton Worldwide Holdings, Inc. 1,649 240,012
Hyatt Hotels Corp., Class  A 289 33,114
Marriott International, Inc., Class  A 1,636 300,517
Marriott Vacations Worldwide Corp. 215 26,385
Planet Fitness, Inc., Class  A(a) 537 36,215
Starbucks Corp. 8,297 821,901
Texas Roadhouse, Inc., Class  A 504 56,589
Vail Resorts, Inc. 251 63,192
Wendy's Co. (The) 1,306 28,405
Wingstop, Inc. 222 44,436
Wyndham Hotels & Resorts, Inc. 536 36,754
Yum! Brands, Inc. 2,135 295,804
3,720,648
Household Durables (0.5%)
D.R. Horton, Inc. 2,207 268,570
KB Home 579 29,940
Leggett & Platt, Inc. 712 21,089
Lennar Corp., Class  A 1,906 238,841
Meritage Homes Corp. 260 36,990
Mohawk Industries, Inc.(a) 283 29,194
Newell Brands, Inc. 2,248 19,558
NVR, Inc.(a) 21 133,363
PulteGroup, Inc. 1,632 126,774
Taylor Morrison Home Corp., Class  A(a) 773 37,699
Tempur Sealy International, Inc. 901 36,103
TopBuild Corp.(a) 231 61,451
Whirlpool Corp. 286 42,554
1,082,126
Household Products (1.4%)
Church & Dwight Co., Inc. 1,314 131,702
Shares Value
Clorox Co. (The) 663 $ 105,444
Colgate-Palmolive Co. 4,463 343,829
Kimberly-Clark Corp. 1,814 250,441
Procter & Gamble Co. (The) 12,685 1,924,822
2,756,238
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The) 4,921 102,012
Brookfield Renewable Corp. 944 29,755
Clearway Energy, Inc. 831 23,734
Ormat Technologies, Inc. 383 30,816
186,317
Insurance (2.3%)
Aflac, Inc. 3,674 256,445
Allstate Corp. (The) 1,758 191,692
American Financial Group, Inc. 450 53,437
American International Group, Inc. 4,929 283,615
Arch Capital Group Ltd.(a) 2,432 182,035
Assurant, Inc. 351 44,128
Axis Capital Holdings Ltd. 524 28,207
Brown & Brown, Inc. 1,507 103,742
Cincinnati Financial Corp. 1,037 100,921
Enstar Group Ltd.(a) 86 21,005
Erie Indemnity Co., Class  A 167 35,072
Everest Re Group Ltd. 285 97,430
Fidelity National Financial, Inc. 1,739 62,604
First American Financial Corp. 630 35,922
Globe Life, Inc. 630 69,061
Hanover Insurance Group, Inc. (The) 234 26,449
Hartford Financial Services Group, Inc.
(The) 2,082 149,946
Kinsale Capital Group, Inc. 147 55,007
Lincoln National Corp. 1,136 29,263
Markel Group, Inc.(a) 87 120,337
Marsh & McLennan Cos., Inc. 3,322 624,802
MetLife, Inc. 4,375 247,319
Old Republic International Corp. 1,833 46,137
Primerica, Inc. 241 47,660
Principal Financial Group, Inc. 1,625 123,240
Progressive Corp. (The) 3,926 519,685
Prudential Financial, Inc. 2,453 216,404
Reinsurance Group of America, Inc. 444 61,578
RenaissanceRe Holdings Ltd. 332 61,925
RLI Corp. 271 36,983
Ryan Specialty Holdings, Inc., Class  A(a) 622 27,921
Selective Insurance Group, Inc. 398 38,188
Travelers Cos., Inc. (The) 1,548 268,826
Unum Group 1,321 63,012
W. R. Berkley Corp. 1,384 82,431
White Mountains Insurance Group Ltd. 16 22,222
Willis Towers Watson plc 713 167,911
4,602,562
Interactive Media & Services (3.5%)
Alphabet, Inc., Class  A(a) 56,250 6,733,125
IAC, Inc.(a) 428 26,878
Pinterest, Inc., Class  A(a) 3,316 90,660
Snap, Inc., Class  A(a) 5,558 65,807

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Interactive Media & Services (cont’d)
ZoomInfo Technologies, Inc., Class  A(a) 1,580 $ 40,116
6,956,586
IT Services (1.6%)
Accenture plc, Class  A 3,736 1,152,855
Akamai Technologies, Inc.(a) 846 76,030
Amdocs Ltd. 685 67,712
Cloudflare, Inc., Class  A(a) 1,609 105,180
Cognizant Technology Solutions Corp.,
Class  A 2,869 187,288
DXC Technology Co.(a) 1,185 31,663
EPAM Systems, Inc.(a) 318 71,471
Gartner, Inc.(a) 450 157,640
International Business Machines Corp. 5,131 686,579
MongoDB, Inc., Class  A(a) 378 155,354
Okta, Inc., Class  A(a) 852 59,086
Snowflake, Inc., Class  A(a) 1,570 276,289
Twilio, Inc., Class  A(a) 971 61,775
VeriSign, Inc.(a) 522 117,956
3,206,878
Leisure Products (0.1%)
Brunswick Corp. 619 53,630
Hasbro, Inc. 687 44,497
Mattel, Inc.(a) 1,897 37,068
135,195
Life Sciences Tools & Services (2.1%)
10X Genomics, Inc., Class  A(a) 591 33,001
Agilent Technologies, Inc. 2,032 244,348
Avantor, Inc.(a) 4,543 93,313
Bio-Rad Laboratories, Inc., Class  A(a) 145 54,972
Bio-Techne Corp. 1,071 87,426
Bruker Corp. 681 50,339
Charles River Laboratories International,
Inc.(a) 347 72,957
Danaher Corp. 4,497 1,079,280
Illumina, Inc.(a) 1,085 203,427
IQVIA Holdings, Inc.(a) 1,270 285,458
Medpace Holdings, Inc.(a) 159 38,187
Mettler-Toledo International, Inc.(a) 149 195,434
PerkinElmer, Inc. 862 102,397
Repligen Corp.(a) 357 50,501
Syneos Health, Inc.(a) 713 30,046
Thermo Fisher Scientific, Inc. 2,428 1,266,809
Waters Corp.(a) 403 107,416
West Pharmaceutical Services, Inc. 508 194,295
4,189,606
Machinery (3.5%)
AGCO Corp. 553 72,675
Allison Transmission Holdings, Inc. 801 45,224
Caterpillar, Inc. 3,861 949,999
Chart Industries, Inc.(a) 369 58,963
CNH Industrial NV 8,382 120,701
Cummins, Inc. 1,234 302,527
Deere & Co. 2,231 903,979
Donaldson Co., Inc. 1,072 67,011
Dover Corp. 1,233 182,052
Esab Corp. 502 33,403
Flowserve Corp. 1,162 43,168
Shares Value
Fortive Corp. 3,131 $ 234,105
Franklin Electric Co., Inc. 351 36,118
Graco, Inc. 1,480 127,798
IDEX Corp. 667 143,578
Illinois Tool Works, Inc. 2,687 672,180
Ingersoll Rand, Inc. 3,582 234,120
ITT, Inc. 717 66,832
Lincoln Electric Holdings, Inc. 500 99,315
Middleby Corp. (The)(a) 470 69,480
Mueller Industries, Inc. 491 42,855
Nordson Corp. 451 111,929
Oshkosh Corp. 575 49,789
Otis Worldwide Corp. 3,666 326,311
PACCAR, Inc. 4,554 380,942
Parker-Hannifin Corp. 1,132 441,525
Pentair plc 1,459 94,251
Snap-on, Inc. 465 134,008
SPX Technologies, Inc.(a) 388 32,968
Stanley Black & Decker, Inc. 1,338 125,384
Timken Co. (The) 569 52,081
Toro Co. (The) 922 93,721
Watts Water Technologies, Inc., Class  A 238 43,728
Westinghouse Air Brake Technologies Corp. 1,577 172,950
Xylem, Inc. 2,116 238,304
6,803,974
Media (0.9%)
Cable One, Inc. 24 15,770
Charter Communications, Inc., Class  A(a) 547 200,951
Comcast Corp., Class  A 23,341 969,819
Interpublic Group of Cos., Inc. (The) 2,446 94,367
Liberty Broadband Corp., Class  C(a) 754 60,403
New York Times Co. (The), Class  A 1,023 40,286
Nexstar Media Group, Inc., Class  A 215 35,808
Omnicom Group, Inc. 1,256 119,508
Paramount Global, Class  B 3,958 62,972
Sirius XM Holdings, Inc. 4,310 19,524
TEGNA, Inc. 1,421 23,077
Trade Desk, Inc. (The), Class  A(a) 2,491 192,355
1,834,840
Metals & Mining (0.6%)
ATI, Inc.(a) 1,870 82,710
Commercial Metals Co. 1,699 89,469
Nucor Corp. 3,314 543,430
Reliance Steel & Aluminum Co. 855 232,209
Steel Dynamics, Inc. 2,332 254,025
1,201,843
Multi-Utilities (1.0%)
Ameren Corp. 1,923 157,052
Black Hills Corp. 482 29,045
CMS Energy Corp. 2,141 125,784
Consolidated Edison, Inc. 2,546 230,158
Dominion Energy, Inc. 6,149 318,457
DTE Energy Co. 1,508 165,910
NiSource, Inc. 3,037 83,062
Public Service Enterprise Group, Inc. 3,672 229,904
Sempra Energy 2,318 337,478

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Multi-Utilities (cont’d)
WEC Energy Group, Inc. 2,322 $ 204,893
1,881,743
Paper & Forest Products (0.0%)(b)
Louisiana-Pacific Corp. 379 28,417
Passenger Airlines (0.2%)
Alaska Air Group, Inc.(a) 797 42,384
American Airlines Group, Inc.(a) 4,024 72,191
Delta Air Lines, Inc.(a) 3,992 189,780
Southwest Airlines Co. 3,697 133,868
438,223
Personal Care Products (0.2%)
BellRing Brands, Inc.(a) 715 26,169
Coty, Inc., Class  A(a) 1,850 22,736
elf Beauty, Inc.(a) 274 31,299
Estee Lauder Cos., Inc. (The), Class  A 1,242 243,904
324,108
Pharmaceuticals (3.6%)
Bristol-Myers Squibb Co. 14,467 925,165
Catalent, Inc.(a) 1,204 52,206
Elanco Animal Health, Inc.(a) 3,395 34,154
Eli Lilly & Co. 4,787 2,245,007
Jazz Pharmaceuticals plc(a) 427 52,935
Merck & Co., Inc. 14,920 1,721,619
Organon & Co. 1,768 36,792
Perrigo Co. plc 936 31,777
Pfizer, Inc. 34,912 1,280,572
Royalty Pharma plc, Class  A 2,600 79,924
Zoetis, Inc., Class  A 3,186 548,661
7,008,812
Professional Services (1.0%)
Alight, Inc., Class  A(a) 2,294 21,197
Automatic Data Processing, Inc. 2,326 511,232
Booz Allen Hamilton Holding Corp.,
Class  A 818 91,289
Broadridge Financial Solutions, Inc. 661 109,481
Ceridian HCM Holding, Inc.(a) 842 56,389
Concentrix Corp. 245 19,784
Dun & Bradstreet Holdings, Inc. 1,457 16,857
Equifax, Inc. 777 182,828
ExlService Holdings, Inc.(a) 182 27,493
Exponent, Inc. 321 29,956
FTI Consulting, Inc.(a) 212 40,322
Genpact Ltd. 960 36,067
Insperity, Inc. 227 27,004
ManpowerGroup, Inc. 319 25,329
Maximus, Inc. 384 32,452
Paychex, Inc. 1,822 203,827
Paycom Software, Inc. 290 93,160
Paylocity Holding Corp.(a) 236 43,549
Robert Half International, Inc. 668 50,247
Science Applications International Corp. 301 33,856
SS&C Technologies Holdings, Inc. 1,229 74,477
TransUnion 1,227 96,111
TriNet Group, Inc.(a) 239 22,698
Verisk Analytics, Inc., Class  A 913 206,365
2,051,970
Shares Value
Real Estate Management & Development (0.3%)
CBRE Group, Inc., Class  A(a) 2,270 $ 183,212
CoStar Group, Inc.(a) 2,567 228,463
Howard Hughes Corp. (The)(a) 270 21,308
Jones Lang LaSalle, Inc.(a) 349 54,374
Zillow Group, Inc., Class  C(a) 1,192 59,910
547,267
Semiconductors & Semiconductor Equipment (7.7%)
Advanced Micro Devices, Inc.(a) 9,029 1,028,493
Allegro MicroSystems, Inc.(a) 396 17,875
Amkor Technology, Inc. 534 15,886
Analog Devices, Inc. 2,848 554,819
Applied Materials, Inc. 4,731 683,819
Broadcom, Inc. 2,304 1,998,559
Cirrus Logic, Inc.(a) 308 24,951
Diodes, Inc.(a) 247 22,845
Enphase Energy, Inc.(a) 746 124,940
Entegris, Inc. 842 93,310
First Solar, Inc.(a) 563 107,021
Intel Corp. 23,577 788,415
KLA Corp. 775 375,890
Lam Research Corp. 754 484,716
Lattice Semiconductor Corp.(a) 770 73,974
Marvell Technology, Inc. 4,825 288,438
Microchip Technology, Inc. 3,022 270,741
Micron Technology, Inc. 6,153 388,316
MKS Instruments, Inc. 532 57,509
Monolithic Power Systems, Inc. 251 135,598
NVIDIA Corp. 12,342 5,220,913
ON Semiconductor Corp.(a) 2,427 229,546
Power Integrations, Inc. 315 29,821
Qorvo, Inc.(a) 556 56,729
QUALCOMM, Inc. 6,292 749,000
Rambus, Inc.(a) 611 39,208
Silicon Laboratories, Inc.(a) 174 27,447
Skyworks Solutions, Inc. 899 99,510
SolarEdge Technologies, Inc.(a) 312 83,944
Teradyne, Inc. 873 97,191
Texas Instruments, Inc. 5,126 922,783
Universal Display Corp. 245 35,312
Wolfspeed, Inc.(a) 702 39,024
15,166,543
Software (11.1%)
Adobe, Inc.(a) 2,575 1,259,149
Altair Engineering, Inc., Class  A(a) 299 22,676
ANSYS, Inc.(a) 484 159,851
Appfolio, Inc., Class  A(a) 102 17,558
AppLovin Corp., Class  A(a) 765 19,683
Aspen Technology, Inc.(a) 159 26,650
Atlassian Corp., Class  A(a) 849 142,471
Autodesk, Inc.(a) 1,213 248,192
BILL Holdings, Inc.(a) 573 66,955
Black Knight, Inc.(a) 898 53,638
Box, Inc., Class  A(a) 789 23,181
Cadence Design Systems, Inc.(a) 1,526 357,878
Confluent, Inc., Class  A(a) 708 24,999
Crowdstrike Holdings, Inc., Class  A(a) 1,225 179,916
Datadog, Inc., Class  A(a) 1,479 145,504

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Software (cont’d)
DocuSign, Inc., Class  A(a) 1,131 $ 57,783
Dolby Laboratories, Inc., Class  A 333 27,865
Dropbox, Inc., Class  A(a) 1,463 39,018
Dynatrace, Inc.(a) 1,219 62,742
Elastic NV(a) 436 27,956
Fair Isaac Corp.(a) 154 124,618
Five9, Inc.(a) 398 32,815
Fortinet, Inc.(a) 3,683 278,398
Gen Digital, Inc. 3,293 61,085
Guidewire Software, Inc.(a) 457 34,769
HashiCorp, Inc., Class  A(a) 413 10,812
HubSpot, Inc.(a) 264 140,472
Intuit, Inc. 1,537 704,238
Manhattan Associates, Inc.(a) 347 69,358
Microsoft Corp. 36,722 12,505,310
New Relic, Inc.(a) 363 23,755
Nutanix, Inc., Class  A(a) 1,332 37,363
Oracle Corp. 8,749 1,041,918
Palo Alto Networks, Inc.(a) 1,701 434,623
PTC, Inc.(a) 628 89,364
Qualys, Inc.(a) 204 26,351
Roper Technologies, Inc. 598 287,518
Salesforce, Inc.(a) 5,317 1,123,269
SentinelOne, Inc., Class  A(a) 1,226 18,513
ServiceNow, Inc.(a) 1,146 644,018
Smartsheet, Inc., Class  A(a) 718 27,471
Splunk, Inc.(a) 853 90,495
SPS Commerce, Inc.(a) 205 39,372
Synopsys, Inc.(a) 856 372,711
Tenable Holdings, Inc.(a) 624 27,175
Teradata Corp.(a) 564 30,123
Tyler Technologies, Inc.(a) 233 97,038
VMware, Inc., Class  A(a) 1,216 174,727
Workday, Inc., Class  A(a) 1,148 259,322
Workiva, Inc.(a) 264 26,838
Zoom Video Communications, Inc.,
Class  A(a) 1,257 85,325
Zscaler, Inc.(a) 479 70,078
21,952,907
Specialty Retail (2.4%)
Academy Sports & Outdoors, Inc. 411 22,215
Advance Auto Parts, Inc. 319 22,426
Asbury Automotive Group, Inc.(a) 113 27,167
AutoNation, Inc.(a) 183 30,124
AutoZone, Inc.(a) 97 241,856
Bath & Body Works, Inc. 1,229 46,087
Best Buy Co., Inc. 1,047 85,802
Burlington Stores, Inc.(a) 349 54,929
CarMax, Inc.(a) 849 71,061
Chewy, Inc., Class  A(a) 505 19,932
Dick's Sporting Goods, Inc. 325 42,962
Five Below, Inc.(a) 292 57,390
Floor & Decor Holdings, Inc., Class  A(a) 563 58,529
GameStop Corp., Class  A(a) 1,394 33,804
Home Depot, Inc. (The) 5,403 1,678,388
Lithia Motors, Inc., Class  A 144 43,792
Lowe's Cos., Inc. 3,209 724,271
O'Reilly Automotive, Inc.(a) 323 308,562
Shares Value
Penske Automotive Group, Inc. 139 $ 23,162
RH(a) 98 32,300
Ross Stores, Inc. 1,808 202,731
TJX Cos., Inc. (The) 6,179 523,917
Tractor Supply Co. 587 129,786
Ulta Beauty, Inc.(a) 265 124,708
Wayfair, Inc., Class  A(a) 417 27,109
Williams-Sonoma, Inc. 341 42,673
4,675,683
Technology Hardware, Storage & Peripherals (8.1%)
Apple, Inc. 78,558 15,237,895
Dell Technologies, Inc., Class  C 1,403 75,916
Hewlett Packard Enterprise Co. 7,311 122,825
HP, Inc. 5,566 170,932
NetApp, Inc. 1,205 92,062
Pure Storage, Inc., Class  A(a) 1,628 59,943
Seagate Technology Holdings plc 1,164 72,017
Western Digital Corp.(a) 1,784 67,667
15,899,257
Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.(a) 623 22,359
Columbia Sportswear Co. 190 14,676
Crocs, Inc.(a) 323 36,318
Deckers Outdoor Corp.(a) 140 73,872
Lululemon Athletica, Inc.(a) 597 225,964
NIKE, Inc., Class  B 6,408 707,251
PVH Corp. 338 28,720
Ralph Lauren Corp., Class  A 214 26,386
Skechers USA, Inc., Class  A(a) 719 37,863
Tapestry, Inc. 1,247 53,372
VF Corp. 1,987 37,932
1,264,713
Trading Companies & Distributors (0.5%)
Air Lease Corp., Class  A 921 38,544
Applied Industrial Technologies, Inc. 337 48,808
Beacon Roofing Supply, Inc.(a) 262 21,741
Core & Main, Inc., Class  A(a) 727 22,784
Fastenal Co. 3,072 181,217
GATX Corp. 308 39,652
MSC Industrial Direct Co., Inc., Class  A 249 23,725
SiteOne Landscape Supply, Inc.(a) 237 39,664
United Rentals, Inc. 605 269,449
Univar Solutions, Inc.(a) 1,388 49,746
WESCO International, Inc. 235 42,079
WW Grainger, Inc. 238 187,684
965,093
Water Utilities (0.1%)
American Water Works Co., Inc. 1,429 203,990
Essential Utilities, Inc. 1,705 68,046
272,036
Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.(a) 3,315 460,453
Total Common Stocks
(Cost $178,640,375) 196,601,580

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Short-Term Investment (0.2%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class(c)
(Cost $344,623)
344,623 $ 344,623
Total Investments (99.9%)
(Cost $178,984,998) (d) 196,946,203
Other Assets in Excess of Liabilities (0.1%) 99,314
NET ASSETS (100.0%) $197,045,517
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2023, management fees paid were reduced by $121 relating to the Fund’s investment in the Liquidity Funds.
(d) At June 30, 2023, the aggregate cost for federal income tax purposes is $178,984,998. The aggregate gross unrealized appreciation is $20,784,453 and the aggregate gross unrealized depreciation is $2,823,248, resulting in net unrealized appreciation of
$17,961,205.

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 73.1%
Software 11.1
Technology Hardware, Storage & Peripherals 8.1
Semiconductors & Semiconductor Equipment 7.7
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)

Shares Value
Common Stocks (99.8%)
Air Freight & Logistics (0.8%)
Expeditors International of Washington, Inc. 205 $ 24,832
United Parcel Service, Inc., C lass  B 980 175,665
200,497
Automobile Components (0.2%)
Aptiv plc(a) 364 37,161
BorgWarner, Inc. 315 15,406
52,567
Automobiles (0.0%)(b)
Thor Industries, Inc. 70 7,245
Banks (4.9%)
Bank of America Corp. 9,491 272,297
Citigroup, Inc. 2,627 120,947
Comerica, Inc. 177 7,498
Commerce Bancshares, Inc. 162 7,889
Cullen/Frost Bankers, Inc. 81 8,710
East West Bancorp, Inc. 188 9,925
First Citizens BancShares, Inc., Class  A 14 17,968
First Financial Bankshares, Inc. 184 5,242
First Horizon Corp. 712 8,024
JPMorgan Chase & Co. 3,916 569,543
KeyCorp 1,256 11,605
M&T Bank Corp. 223 27,598
New York Community Bancorp, Inc. 957 10,757
Pinnacle Financial Partners, Inc. 101 5,722
PNC Financial Services Group, Inc. (The) 538 67,761
Regions Financial Corp. 1,266 22,560
Synovus Financial Corp. 194 5,869
U.S. Bancorp 2,069 68,360
Western Alliance Bancorp 138 5,033
Zions Bancorp NA 199 5,345
1,258,653
Beverages (3.0%)
Celsius Holdings, Inc.(a) 57 8,504
Coca-Cola Co. (The) 5,276 317,721
Keurig Dr Pepper, Inc. 1,158 36,211
Monster Beverage Corp.(a) 1,009 57,957
PepsiCo, Inc. 1,857 343,953
764,346
Biotechnology (3.9%)
AbbVie, Inc. 2,383 321,062
Amgen, Inc. 721 160,076
Biogen, Inc.(a) 194 55,261
Gilead Sciences, Inc. 1,686 129,940
Horizon Therapeutics plc(a) 306 31,472
Moderna, Inc.(a) 449 54,553
Regeneron Pharmaceuticals, Inc.(a) 142 102,033
Seagen, Inc.(a) 184 35,413
Vertex Pharmaceuticals, Inc.(a) 347 122,113
1,011,923
Broadline Retail (0.2%)
eBay, Inc. 722 32,266
Etsy, Inc.(a) 165 13,961
46,227
Shares Value
Building Products (0.7%)
A O Smith Corp. 169 $ 12,300
AAON, Inc. 60 5,689
Carrier Global Corp. 1,126 55,973
Johnson Controls International plc 921 62,757
Lennox International, Inc. 43 14,021
Owens Corning 120 15,660
Trex Co., Inc.(a) 148 9,703
176,103
Capital Markets (2.3%)
Affiliated Managers Group, Inc. 48 7,195
Ameriprise Financial, Inc. 141 46,835
Bank of New York Mellon Corp. (The) 1,069 47,592
Carlyle Group, Inc. (The) 273 8,722
Evercore, Inc., Class  A 46 5,685
FactSet Research Systems, Inc. 52 20,834
Franklin Resources, Inc. 393 10,497
Interactive Brokers Group, Inc., Class  A 135 11,215
Intercontinental Exchange, Inc. 749 84,697
Jefferies Financial Group, Inc. 252 8,359
MarketAxess Holdings, Inc. 50 13,071
Moody's Corp. 216 75,108
Morningstar, Inc. 35 6,862
Nasdaq, Inc. 458 22,831
Raymond James Financial, Inc. 259 26,876
S&P Global, Inc. 433 173,585
State Street Corp. 450 32,931
602,895
Chemicals (0.6%)
Ashland, Inc. 72 6,257
Balchem Corp. 43 5,797
Cabot Corp. 75 5,017
Celanese Corp., Class  A 146 16,907
Eastman Chemical Co. 160 13,395
Ecolab, Inc. 342 63,848
FMC Corp. 168 17,529
Huntsman Corp. 230 6,215
International Flavors & Fragrances, Inc. 345 27,458
162,423
Commercial Services & Supplies (0.9%)
Clean Harbors, Inc.(a) 67 11,017
Copart, Inc.(a) 583 53,175
Republic Services, Inc., Class  A 279 42,734
Rollins, Inc. 343 14,691
Tetra Tech, Inc. 71 11,626
Waste Management, Inc. 527 91,392
224,635
Communications Equipment (1.2%)
Ciena Corp.(a) 198 8,413
Cisco Systems, Inc. 5,499 284,518
Juniper Networks, Inc. 434 13,597
306,528
Construction & Engineering (0.3%)
AECOM 187 15,837
EMCOR Group, Inc. 63 11,641
Quanta Services, Inc. 194 38,111

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Construction & Engineering (cont’d)
Valmont Industries, Inc. 28 $ 8,150
73,739
Construction Materials (0.2%)
Summit Materials, Inc., Class  A(a) 158 5,980
Vulcan Materials Co. 180 40,579
46,559
Consumer Finance (0.8%)
American Express Co. 804 140,057
Credit Acceptance Corp.(a) 9 4,571
Discover Financial Services 342 39,963
OneMain Holdings, Inc. 162 7,078
SoFi Technologies, Inc.(a) 1,087 9,065
200,734
Consumer Staples Distribution & Retail (2.2%)
Casey's General Stores, Inc. 50 12,194
Costco Wholesale Corp. 597 321,413
Dollar General Corp. 295 50,085
Kroger Co. (The) 963 45,261
Sprouts Farmers Market, Inc.(a) 138 5,068
Sysco Corp. 684 50,753
Target Corp. 622 82,042
566,816
Containers & Packaging (0.3%)
AptarGroup, Inc. 88 10,196
Ball Corp. 421 24,506
Graphic Packaging Holding Co. 411 9,876
Sealed Air Corp. 192 7,680
Sonoco Products Co. 131 7,732
Westrock Co. 342 9,942
69,932
Distributors (0.1%)
LKQ Corp. 358 20,861
Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.(a) 76 7,026
Service Corp. International 202 13,047
20,073
Diversified Telecommunication Services (0.8%)
Verizon Communications, Inc. 5,684 211,388
Electric Utilities (0.6%)
Avangrid, Inc. 96 3,617
Eversource Energy 470 33,333
Exelon Corp. 1,342 54,673
Hawaiian Electric Industries, Inc. 150 5,430
IDACORP, Inc. 68 6,977
NRG Energy, Inc. 305 11,404
Portland General Electric Co. 130 6,088
Xcel Energy, Inc. 743 46,192
167,714
Electrical Equipment (0.6%)
Emerson Electric Co. 770 69,600
nVent Electric plc 221 11,419
Rockwell Automation, Inc. 155 51,065
Sensata Technologies Holding plc 207 9,313
Shares Value
Sunrun, Inc.(a) 284 $ 5,072
146,469
Electronic Equipment, Instruments & Components (0.6%)
Advanced Energy Industries, Inc. 50 5,573
Amphenol Corp., Class  A 800 67,960
Avnet, Inc. 124 6,256
Badger Meter, Inc. 39 5,755
Belden, Inc. 56 5,356
CDW Corp. 182 33,397
IPG Photonics Corp.(a) 40 5,433
Trimble, Inc.(a) 333 17,629
Zebra Technologies Corp., Class  A(a) 69 20,412
167,771
Energy Equipment & Services (0.2%)
Baker Hughes Co., Class  A 1,367 43,211
Entertainment (2.3%)
Electronic Arts, Inc. 334 43,320
Liberty Media Corp-Liberty Formula One,
Class  A(a) 302 20,421
Netflix, Inc.(a) 592 260,770
Roku, Inc., Class  A(a) 165 10,553
Walt Disney Co. (The)(a) 2,470 220,522
Warner Bros Discovery, Inc.(a) 3,147 39,463
595,049
Financial Services (4.9%)
Equitable Holdings, Inc. 484 13,145
Fidelity National Information Services, Inc. 797 43,596
Fiserv, Inc.(a) 827 104,326
Jack Henry & Associates, Inc. 98 16,398
Mastercard, Inc., Class  A 1,135 446,396
MGIC Investment Corp. 383 6,048
PayPal Holdings, Inc.(a) 1,496 99,828
Radian Group, Inc. 209 5,284
Visa, Inc., Class  A 2,182 518,181
1,253,202
Food Products (1.5%)
Bunge Ltd. 202 19,059
Campbell Soup Co. 267 12,205
Conagra Brands, Inc. 642 21,648
General Mills, Inc. 792 60,746
Hershey Co. (The) 199 49,690
J.M. Smucker Co. (The) 140 20,674
Kellogg Co. 344 23,186
Kraft Heinz Co. (The) 1,077 38,233
Mondelez International, Inc., Class  A 1,839 134,137
379,578
Gas Utilities (0.1%)
ONE Gas, Inc. 74 5,684
Southwest Gas Holdings, Inc. 95 6,047
UGI Corp. 280 7,551
19,282
Ground Transportation (0.7%)
Avis Budget Group, Inc.(a) 34 7,775
Union Pacific Corp. 822 168,197
175,972

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Health Care Equipment & Supplies (3.5%)
Abbott Laboratories 2,336 $ 254,671
Align Technology, Inc.(a) 97 34,303
Becton Dickinson & Co. 383 101,116
Edwards Lifesciences Corp.(a) 811 76,502
Globus Medical, Inc., Class  A(a) 103 6,132
Haemonetics Corp.(a) 68 5,789
Hologic, Inc.(a) 329 26,639
ICU Medical, Inc.(a) 27 4,811
Insulet Corp.(a) 94 27,104
iRhythm Technologies, Inc.(a) 40 4,173
Medtronic plc 1,798 158,404
Neogen Corp.(a) 292 6,351
Penumbra, Inc.(a) 49 16,859
Stryker Corp. 480 146,443
Zimmer Biomet Holdings, Inc. 282 41,059
910,356
Health Care Providers & Services (1.4%)
AMN Healthcare Services, Inc.(a) 53 5,783
Centene Corp.(a) 735 49,576
CVS Health Corp. 1,728 119,457
Elevance Health, Inc. 319 141,729
Ensign Group, Inc. (The) 72 6,873
Laboratory Corp. of America Holdings 119 28,718
Quest Diagnostics, Inc. 150 21,084
373,220
Hotels, Restaurants & Leisure (1.6%)
Airbnb, Inc., Class  A(a) 519 66,515
Booking Holdings, Inc.(a) 49 132,316
Domino's Pizza, Inc. 47 15,839
Expedia Group, Inc.(a) 192 21,003
Hilton Worldwide Holdings, Inc. 351 51,088
Marriott International, Inc., Class  A 347 63,740
Wendy's Co. (The) 230 5,002
Yum! Brands, Inc. 378 52,372
407,875
Household Durables (0.1%)
Meritage Homes Corp. 48 6,829
Newell Brands, Inc. 560 4,872
Tempur Sealy International, Inc. 225 9,016
TopBuild Corp.(a) 43 11,439
32,156
Household Products (0.7%)
Clorox Co. (The) 167 26,560
Colgate-Palmolive Co. 1,120 86,285
Kimberly-Clark Corp. 455 62,817
175,662
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The) 900 18,657
Ormat Technologies, Inc. 70 5,632
24,289
Insurance (2.3%)
Aflac, Inc. 738 51,512
Allstate Corp. (The) 353 38,491
Assurant, Inc. 70 8,801
Enstar Group Ltd.(a) 17 4,152
Fidelity National Financial, Inc. 347 12,492
Shares Value
First American Financial Corp. 133 $ 7,584
Hartford Financial Services Group, Inc.
(The) 418 30,104
Lincoln National Corp. 228 5,873
Marsh & McLennan Cos., Inc. 668 125,638
MetLife, Inc. 879 49,690
Primerica, Inc. 49 9,690
Principal Financial Group, Inc. 327 24,800
Progressive Corp. (The) 789 104,440
Prudential Financial, Inc. 492 43,404
Reinsurance Group of America, Inc. 90 12,482
RenaissanceRe Holdings Ltd. 67 12,497
Selective Insurance Group, Inc. 79 7,580
Travelers Cos., Inc. (The) 311 54,008
White Mountains Insurance Group Ltd. 3 4,167
607,405
Interactive Media & Services (0.1%)
Pinterest, Inc., Class  A(a) 791 21,626
IT Services (0.5%)
Akamai Technologies, Inc.(a) 202 18,154
Amdocs Ltd. 163 16,113
Cognizant Technology Solutions Corp.,
Class  A 685 44,717
Gartner, Inc.(a) 96 33,630
Okta, Inc., Class  A(a) 204 14,147
Twilio, Inc., Class  A(a) 233 14,823
141,584
Leisure Products (0.1%)
Brunswick Corp. 94 8,144
Mattel, Inc.(a) 473 9,243
17,387
Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc. 398 47,860
Charles River Laboratories International,
Inc.(a) 68 14,297
Illumina, Inc.(a) 213 39,935
IQVIA Holdings, Inc.(a) 249 55,968
Syneos Health, Inc.(a) 138 5,815
Waters Corp.(a) 79 21,057
West Pharmaceutical Services, Inc. 100 38,247
223,179
Machinery (1.8%)
Cummins, Inc. 188 46,090
Deere & Co. 396 160,455
Flowserve Corp. 177 6,576
Fortive Corp. 477 35,665
Franklin Electric Co., Inc. 54 5,557
IDEX Corp. 102 21,956
Illinois Tool Works, Inc. 410 102,566
ITT, Inc. 109 10,160
Lincoln Electric Holdings, Inc. 76 15,096
Nordson Corp. 69 17,124
Stanley Black & Decker, Inc. 205 19,211
Westinghouse Air Brake Technologies Corp. 239 26,211
466,667
Media (0.5%)
Cable One, Inc. 6 3,942

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Media (cont’d)
Interpublic Group of Cos., Inc. (The) 520 $ 20,062
Liberty Broadband Corp., Class  C(a) 179 14,340
Nexstar Media Group, Inc., Class  A 46 7,661
Omnicom Group, Inc. 266 25,310
Paramount Global, Class  B 839 13,349
Trade Desk, Inc. (The), Class  A(a) 596 46,023
130,687
Metals & Mining (0.1%)
ATI, Inc.(a) 172 7,607
Commercial Metals Co. 155 8,162
Reliance Steel & Aluminum Co. 79 21,456
37,225
Multi-Utilities (0.7%)
Black Hills Corp. 87 5,243
CMS Energy Corp. 392 23,030
DTE Energy Co. 277 30,475
NiSource, Inc. 556 15,207
Sempra Energy 425 61,876
WEC Energy Group, Inc. 426 37,590
173,421
Passenger Airlines (0.1%)
Alaska Air Group, Inc.(a) 171 9,094
Southwest Airlines Co. 801 29,004
38,098
Personal Care Products (0.3%)
elf Beauty, Inc.(a) 69 7,882
Estee Lauder Cos., Inc. (The), Class  A 312 61,270
69,152
Pharmaceuticals (5.9%)
Bristol-Myers Squibb Co. 2,836 181,362
Eli Lilly & Co. 1,144 536,513
Merck & Co., Inc. 3,428 395,557
Organon & Co. 345 7,179
Perrigo Co. plc 183 6,213
Pfizer, Inc. 7,632 279,942
Zoetis, Inc., Class  A 625 107,631
1,514,397
Professional Services (1.0%)
Automatic Data Processing, Inc. 556 122,203
Broadridge Financial Solutions, Inc. 159 26,335
Ceridian HCM Holding, Inc.(a) 201 13,461
Equifax, Inc. 165 38,824
ExlService Holdings, Inc.(a) 43 6,496
FTI Consulting, Inc.(a) 44 8,369
Maximus, Inc. 81 6,845
Paycom Software, Inc. 69 22,166
Robert Half International, Inc. 141 10,606
Science Applications International Corp. 74 8,324
TriNet Group, Inc.(a) 50 4,748
268,377
Real Estate Management & Development (0.2%)
CoStar Group, Inc.(a) 546 48,594
Zillow Group, Inc., Class  C(a) 284 14,274
62,868
Shares Value
Semiconductors & Semiconductor Equipment (5.2%)
Analog Devices, Inc. 681 $ 132,665
Broadcom, Inc. 551 477,954
First Solar, Inc.(a) 136 25,852
Intel Corp. 5,638 188,535
KLA Corp. 185 89,729
Lam Research Corp. 180 115,715
Micron Technology, Inc. 1,471 92,835
MKS Instruments, Inc. 81 8,756
Power Integrations, Inc. 75 7,100
QUALCOMM, Inc. 1,504 179,036
Silicon Laboratories, Inc.(a) 43 6,783
Universal Display Corp. 59 8,504
1,333,464
Software (17.3%)
Adobe, Inc.(a) 616 301,218
ANSYS, Inc.(a) 116 38,311
Atlassian Corp., Class  A(a) 203 34,065
Box, Inc., Class  A(a) 187 5,494
DocuSign, Inc., Class  A(a) 270 13,794
Dropbox, Inc., Class  A(a) 348 9,281
Elastic NV(a) 103 6,604
Fair Isaac Corp.(a) 33 26,704
Fortinet, Inc.(a) 881 66,595
Gen Digital, Inc. 782 14,506
Guidewire Software, Inc.(a) 108 8,217
HubSpot, Inc.(a) 64 34,054
Manhattan Associates, Inc.(a) 83 16,590
Microsoft Corp. 9,905 3,373,049
New Relic, Inc.(a) 86 5,628
Palo Alto Networks, Inc.(a) 407 103,993
Roper Technologies, Inc. 143 68,754
ServiceNow, Inc.(a) 274 153,980
Splunk, Inc.(a) 204 21,642
Synopsys, Inc.(a) 205 89,259
Teradata Corp.(a) 134 7,157
Tyler Technologies, Inc.(a) 56 23,322
VMware, Inc., Class  A(a) 291 41,814
4,464,031
Specialty Retail (2.7%)
Advance Auto Parts, Inc. 78 5,483
Bath & Body Works, Inc. 306 11,475
Home Depot, Inc. (The) 1,356 421,228
Ross Stores, Inc. 453 50,795
TJX Cos., Inc. (The) 1,551 131,509
Tractor Supply Co. 148 32,723
Ulta Beauty, Inc.(a) 67 31,530
Wayfair, Inc., Class  A(a) 104 6,761
Williams-Sonoma, Inc. 85 10,637
702,141
Technology Hardware, Storage & Peripherals (16.6%)
Apple, Inc. 21,255 4,122,832
Dell Technologies, Inc., Class  C 335 18,127
Hewlett Packard Enterprise Co. 1,746 29,333
HP, Inc. 1,330 40,844
NetApp, Inc. 287 21,927
Seagate Technology Holdings plc 277 17,138

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Technology Hardware, Storage & Peripherals (cont’d)
Western Digital Corp.(a) 426 $ 16,158
4,266,359
Textiles, Apparel & Luxury Goods (0.5%)
Deckers Outdoor Corp.(a) 35 18,468
Lululemon Athletica, Inc.(a) 150 56,775
PVH Corp. 84 7,138
Ralph Lauren Corp., Class  A 54 6,658
Skechers USA, Inc., Class  A(a) 179 9,426
Tapestry, Inc. 313 13,396
VF Corp. 496 9,469
121,330
Trading Companies & Distributors (0.4%)
Applied Industrial Technologies, Inc. 51 7,386
Fastenal Co. 771 45,481
GATX Corp. 47 6,051
MSC Industrial Direct Co., Inc., Class  A 61 5,812
WW Grainger, Inc. 60 47,316
112,046
Water Utilities (0.2%)
American Water Works Co., Inc. 263 37,543
Essential Utilities, Inc. 312 12,452
49,995
Total Common Stocks
(Cost $23,461,568) 25,717,389
Short-Term Investment (0.1%)
Investment Company (0.1%
)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class(c)
(Cost $29,367)
29,367 29,367
Total Investments (99.9%)
(Cost $23,490,935) (d) 25,746,756
Other Assets in Excess of Liabilities (0.1%) 13,858
NET ASSETS (100.0%) $25,760,614
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2023, management fees paid were reduced by $29 relating to the Fund’s investment in the Liquidity Funds.
(d) At June 30, 2023, the aggregate cost for federal income tax purposes is $23,490,935. The aggregate gross unrealized appreciation is
$2,776,443 and the aggregate gross unrealized depreciation is
$520,622, resulting in net unrealized appreciation of $2,255,821.

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 55.0%
Software 17.3
Technology Hardware, Storage & Peripherals 16.6
Pharmaceuticals 5.9
Semiconductors & Semiconductor Equipment 5.2
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)

Shares Value
Common Stocks (99.5%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.(a ) 242 $ 47,219
Curtiss-Wright Corp. 134 24,610
HEICO Corp. 140 24,772
Hexcel Corp. 294 22,350
Woodward, Inc. 196 23,306
142,257
Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc. 437 41,231
Expeditors International of Washington, Inc. 527 63,835
GXO Logistics, Inc.(a) 401 25,191
130,257
Automobile Components (0.9%)
Aptiv plc(a) 860 87,798
Autoliv, Inc. 326 27,723
BorgWarner, Inc. 885 43,285
Lear Corp. 224 32,155
Visteon Corp.(a) 106 15,223
206,184
Automobiles (0.3%)
Harley-Davidson, Inc. 543 19,119
Rivian Automotive, Inc., Class  A(a) 1,970 32,820
Thor Industries, Inc. 194 20,079
72,018
Banks (2.7%)
Bank OZK 323 12,972
BOK Financial Corp. 79 6,382
Citizens Financial Group, Inc. 1,348 35,156
Columbia Banking System, Inc. 571 11,580
Comerica, Inc. 367 15,546
Commerce Bancshares, Inc. 338 16,461
Cullen/Frost Bankers, Inc. 168 18,065
East West Bancorp, Inc. 389 20,535
Fifth Third Bancorp 1,897 49,720
First Citizens BancShares, Inc., Class  A 30 38,503
First Financial Bankshares, Inc. 384 10,940
First Horizon Corp. 1,476 16,635
FNB Corp. 979 11,200
Home BancShares, Inc. 527 12,016
Huntington Bancshares, Inc. 3,998 43,098
KeyCorp 2,612 24,135
M&T Bank Corp. 463 57,301
New York Community Bancorp, Inc. 1,983 22,289
Old National Bancorp 810 11,291
Pinnacle Financial Partners, Inc. 211 11,953
Popular, Inc. 197 11,922
Prosperity Bancshares, Inc. 253 14,289
Regions Financial Corp. 2,622 46,724
SouthState Corp. 210 13,818
Synovus Financial Corp. 402 12,161
United Bankshares, Inc. 370 10,978
Valley National Bancorp 1,184 9,176
Webster Financial Corp. 478 18,045
Western Alliance Bancorp 288 10,503
Wintrust Financial Corp. 169 12,273
Shares Value
Zions Bancorp NA 408 $ 10,959
616,626
Beverages (0.1%)
Celsius Holdings, Inc.(a) 135 20,141
Coca-Cola Consolidated, Inc. 15 9,540
29,681
Biotechnology (2.7%)
ACADIA Pharmaceuticals, Inc.(a) 387 9,269
Alkermes plc(a) 532 16,652
Alnylam Pharmaceuticals, Inc.(a) 399 75,786
Apellis Pharmaceuticals, Inc.(a) 311 28,332
Arrowhead Pharmaceuticals, Inc.(a) 333 11,875
BioMarin Pharmaceutical, Inc.(a) 597 51,748
Blueprint Medicines Corp.(a) 192 12,134
Denali Therapeutics, Inc.(a) 347 10,240
Exact Sciences Corp.(a) 580 54,462
Exelixis, Inc.(a) 1,026 19,607
Halozyme Therapeutics, Inc.(a) 423 15,258
Horizon Therapeutics plc(a) 727 74,772
Incyte Corp.(a) 591 36,790
Ionis Pharmaceuticals, Inc.(a) 452 18,545
Neurocrine Biosciences, Inc.(a) 311 29,327
Sarepta Therapeutics, Inc.(a) 282 32,295
Seagen, Inc.(a) 424 81,603
United Therapeutics Corp.(a) 150 33,112
611,807
Broadline Retail (0.5%)
eBay, Inc. 1,559 69,672
Etsy, Inc.(a) 358 30,290
Macy's, Inc. 788 12,648
112,610
Building Products (2.8%)
A O Smith Corp. 437 31,805
AAON, Inc. 156 14,790
Advanced Drainage Systems, Inc. 233 26,511
Allegion plc 307 36,846
AZEK Co., Inc. (The), Class  A(a) 362 10,965
Carlisle Cos., Inc. 203 52,075
Carrier Global Corp. 2,491 123,828
Fortune Brands Innovations, Inc. 368 26,478
Lennox International, Inc. 112 36,520
Masco Corp. 655 37,584
Owens Corning 374 48,807
Simpson Manufacturing Co., Inc. 149 20,636
Trane Technologies plc 672 128,527
Trex Co., Inc.(a) 316 20,717
UFP Industries, Inc. 176 17,081
Zurn Elkay Water Solutions Corp. 407 10,944
644,114
Capital Markets (4.3%)
Affiliated Managers Group, Inc. 100 14,989
Ameriprise Financial, Inc. 292 96,991
Ares Management Corp. 402 38,733
Bank of New York Mellon Corp. (The) 2,206 98,211
Blue Owl Capital, Inc., Class  A 1,206 14,050
Carlyle Group, Inc. (The) 566 18,084
Cboe Global Markets, Inc. 295 40,713

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Capital Markets (cont’d)
Coinbase Global, Inc., Class  A(a) 479 $ 34,272
Evercore, Inc., Class  A 98 12,112
FactSet Research Systems, Inc. 132 52,886
Focus Financial Partners, Inc., Class  A(a) 163 8,559
Franklin Resources, Inc. 814 21,742
Hamilton Lane, Inc., Class  A 112 8,958
Houlihan Lokey, Inc., Class  A 143 14,058
Interactive Brokers Group, Inc., Class  A 278 23,093
Invesco Ltd. 1,257 21,130
Jefferies Financial Group, Inc. 590 19,570
LPL Financial Holdings, Inc. 216 46,965
MarketAxess Holdings, Inc. 127 33,200
Morningstar, Inc. 89 17,450
Nasdaq, Inc. 950 47,358
Northern Trust Corp. 572 42,408
Raymond James Financial, Inc. 537 55,725
SEI Investments Co. 307 18,303
State Street Corp. 932 68,204
Stifel Financial Corp. 284 16,946
T Rowe Price Group, Inc. 616 69,004
Tradeweb Markets, Inc., Class  A 320 21,914
975,628
Chemicals (2.0%)
Ashland, Inc. 183 15,904
Axalta Coating Systems Ltd.(a) 773 25,362
Balchem Corp. 112 15,099
Cabot Corp. 194 12,977
Celanese Corp., Class  A 380 44,004
Eastman Chemical Co. 415 34,744
Element Solutions, Inc. 775 14,880
FMC Corp. 436 45,492
Huntsman Corp. 595 16,077
International Flavors & Fragrances, Inc. 849 67,572
Livent Corp.(a) 625 17,144
Mosaic Co. (The) 1,156 40,460
PPG Industries, Inc. 715 106,034
455,749
Commercial Services & Supplies (0.7%)
Casella Waste Systems, Inc., Class  A(a) 180 16,281
Clean Harbors, Inc.(a) 182 29,926
MSA Safety, Inc. 129 22,441
Rollins, Inc. 871 37,305
Stericycle, Inc.(a) 331 15,372
Tetra Tech, Inc. 190 31,110
152,435
Communications Equipment (0.4%)
Ciena Corp.(a) 470 19,970
F5, Inc.(a) 193 28,228
Juniper Networks, Inc. 1,015 31,800
Lumentum Holdings, Inc.(a) 213 12,084
Viasat, Inc.(a) 231 9,531
101,613
Construction & Engineering (1.1%)
AECOM 498 42,176
Comfort Systems USA, Inc. 126 20,689
EMCOR Group, Inc. 169 31,228
Shares Value
MasTec, Inc.(a) 215 $ 25,363
Quanta Services, Inc. 452 88,795
Valmont Industries, Inc. 73 21,247
WillScot Mobile Mini Holdings Corp.(a) 710 33,931
263,429
Construction Materials (0.5%)
Summit Materials, Inc., Class  A(a) 793 30,015
Vulcan Materials Co. 417 94,009
124,024
Consumer Finance (0.9%)
Ally Financial, Inc. 836 22,580
Credit Acceptance Corp.(a) 19 9,651
Discover Financial Services 709 82,847
FirstCash Holdings, Inc. 105 9,800
OneMain Holdings, Inc. 335 14,636
SLM Corp. 671 10,951
SoFi Technologies, Inc.(a) 2,253 18,790
Synchrony Financial 1,193 40,466
209,721
Consumer Staples Distribution & Retail (2.0%)
Albertsons Cos., Inc., Class  A 735 16,037
BJ's Wholesale Club Holdings, Inc.(a) 389 24,511
Casey's General Stores, Inc. 118 28,778
Dollar Tree, Inc.(a) 641 91,983
Kroger Co. (The) 2,148 100,956
Performance Food Group Co.(a) 478 28,795
Sprouts Farmers Market, Inc.(a) 323 11,864
Sysco Corp. 1,504 111,597
U.S. Foods Holding Corp.(a) 728 32,032
446,553
Containers & Packaging (1.5%)
AptarGroup, Inc. 228 26,416
Avery Dennison Corp. 278 47,760
Ball Corp. 1,093 63,624
Berry Global Group, Inc. 413 26,572
Crown Holdings, Inc. 417 36,225
Graphic Packaging Holding Co. 1,064 25,568
Packaging Corp. of America 308 40,705
Sealed Air Corp. 501 20,040
Silgan Holdings, Inc. 295 13,833
Sonoco Products Co. 341 20,126
Westrock Co. 890 25,872
346,741
Distributors (0.7%)
Genuine Parts Co. 409 69,215
LKQ Corp. 776 45,218
Pool Corp. 111 41,585
156,018
Diversified Consumer Services (0.3%)
Bright Horizons Family Solutions, Inc.(a) 196 18,120
Duolingo, Inc., Class  A(a) 82 11,721
H&R Block, Inc. 519 16,541
Service Corp. International 504 32,553
78,935
Diversified Telecommunication Services (0.1%)
Iridium Communications, Inc. 360 22,363

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Electric Utilities (2.1%)
Alliant Energy Corp. 903 $ 47,389
Avangrid, Inc. 255 9,608
Constellation Energy Corp. 1,005 92,008
Evergy, Inc. 815 47,612
Eversource Energy 1,107 78,509
Hawaiian Electric Industries, Inc. 393 14,227
IDACORP, Inc. 182 18,673
NRG Energy, Inc. 805 30,099
PNM Resources, Inc. 305 13,756
Portland General Electric Co. 346 16,203
Xcel Energy, Inc. 1,631 101,399
469,483
Electrical Equipment (2.1%)
Acuity Brands, Inc. 112 18,265
AMETEK, Inc. 689 111,535
Atkore, Inc.(a) 131 20,428
EnerSys 117 12,697
Generac Holdings, Inc.(a) 215 32,063
Hubbell, Inc., Class  B 188 62,333
nVent Electric plc 566 29,245
Plug Power, Inc.(a) 1,550 16,105
Regal Rexnord Corp. 230 35,397
Rockwell Automation, Inc. 347 114,319
Sensata Technologies Holding plc 531 23,890
Sunrun, Inc.(a) 607 10,841
487,118
Electronic Equipment, Instruments & Components (3.1%)
Advanced Energy Industries, Inc. 130 14,489
Arrow Electronics, Inc.(a) 164 23,490
Avnet, Inc. 265 13,369
Badger Meter, Inc. 102 15,051
Belden, Inc. 144 13,774
CDW Corp. 430 78,905
Cognex Corp. 604 33,836
Coherent Corp.(a) 406 20,698
Corning, Inc. 2,451 85,883
Insight Enterprises, Inc.(a) 95 13,902
IPG Photonics Corp.(a) 94 12,767
Jabil, Inc. 407 43,928
Keysight Technologies, Inc.(a) 545 91,260
Littelfuse, Inc. 86 25,053
National Instruments Corp. 418 23,993
Novanta, Inc.(a) 125 23,012
TD SYNNEX Corp. 134 12,596
Teledyne Technologies, Inc.(a) 159 65,366
Trimble, Inc.(a) 864 45,740
Vishay Intertechnology, Inc. 399 11,731
Zebra Technologies Corp., Class  A(a) 164 48,516
717,359
Energy Equipment & Services (0.4%)
Baker Hughes Co., Class  A 3,135 99,097
Entertainment (2.1%)
AMC Entertainment Holdings, Inc.,
Class  A(a) 1,773 7,801
Electronic Arts, Inc. 748 97,016
Liberty Media Corp-Liberty Formula One,
Class  A(a) 766 51,797
Shares Value
Live Nation Entertainment, Inc.(a) 493 $ 44,917
Madison Square Garden Sports Corp. 56 10,531
ROBLOX Corp., Class  A(a) 1,415 57,024
Roku, Inc., Class  A(a) 393 25,136
Take-Two Interactive Software, Inc.(a) 498 73,286
Warner Bros Discovery, Inc.(a) 7,281 91,304
Warner Music Group Corp., Class  A 426 11,114
469,926
Financial Services (1.9%)
Affirm Holdings, Inc., Class  A(a) 673 10,317
Block, Inc., Class  A(a) 1,615 107,511
Equitable Holdings, Inc. 994 26,997
Essent Group Ltd. 288 13,478
Euronet Worldwide, Inc.(a) 151 17,723
Fidelity National Information Services, Inc. 1,779 97,311
Jack Henry & Associates, Inc. 232 38,821
MGIC Investment Corp. 794 12,537
Radian Group, Inc. 434 10,971
Shift4 Payments, Inc., Class  A(a) 178 12,088
Toast, Inc., Class  A(a) 1,032 23,292
Voya Financial, Inc. 273 19,577
Western Union Co. (The) 1,192 13,982
WEX, Inc.(a) 137 24,944
429,549
Food Products (2.1%)
Bunge Ltd. 472 44,533
Campbell Soup Co. 628 28,706
Conagra Brands, Inc. 1,500 50,580
Darling Ingredients, Inc.(a) 498 31,767
Flowers Foods, Inc. 615 15,301
Hormel Foods Corp. 912 36,681
Ingredion, Inc. 201 21,296
J.M. Smucker Co. (The) 328 48,436
Kellogg Co. 805 54,257
Lamb Weston Holdings, Inc. 451 51,842
Lancaster Colony Corp. 61 12,267
McCormick & Co., Inc. (Non-Voting) 835 72,837
Simply Good Foods Co. (The)(a) 300 10,977
479,480
Gas Utilities (0.4%)
National Fuel Gas Co. 316 16,230
New Jersey Resources Corp. 347 16,378
ONE Gas, Inc. 196 15,055
Southwest Gas Holdings, Inc. 253 16,103
UGI Corp. 748 20,174
83,940
Ground Transportation (1.4%)
Avis Budget Group, Inc.(a) 97 22,181
JB Hunt Transport Services, Inc. 302 54,671
Knight-Swift Transportation Holdings, Inc.,
Class  A 571 31,725
Landstar System, Inc. 136 26,185
Old Dominion Freight Line, Inc. 290 107,228
Ryder System, Inc. 173 14,669
Saia, Inc.(a) 101 34,583
XPO, Inc.(a) 431 25,429
316,671

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Health Care Equipment & Supplies (4.6%)
Align Technology, Inc.(a) 233 $ 82,398
Baxter International, Inc. 1,630 74,263
CONMED Corp. 98 13,317
Cooper Cos., Inc. (The) 160 61,349
DENTSPLY SIRONA, Inc. 683 27,334
Envista Holdings Corp.(a) 528 17,867
GE HealthCare Technologies, Inc. 1,117 90,745
Globus Medical, Inc., Class  A(a) 251 14,944
Haemonetics Corp.(a) 162 13,793
Hologic, Inc.(a) 789 63,885
ICU Medical, Inc.(a) 66 11,760
Inari Medical, Inc.(a) 155 9,012
Inspire Medical Systems, Inc.(a) 93 30,191
Insulet Corp.(a) 226 65,165
iRhythm Technologies, Inc.(a) 97 10,119
Lantheus Holdings, Inc.(a) 217 18,211
Masimo Corp.(a) 160 26,328
Merit Medical Systems, Inc.(a) 182 15,222
Neogen Corp.(a) 701 15,247
Novocure Ltd.(a) 338 14,027
Penumbra, Inc.(a) 119 40,943
QuidelOrtho Corp.(a) 157 13,009
ResMed, Inc. 444 97,014
Shockwave Medical, Inc.(a) 117 33,393
STERIS plc 320 71,994
Teleflex, Inc. 152 36,789
Zimmer Biomet Holdings, Inc. 651 94,786
1,063,105
Health Care Providers & Services (2.2%)
agilon health, Inc.(a) 1,001 17,357
AMN Healthcare Services, Inc.(a) 136 14,840
Centene Corp.(a) 1,626 109,674
Chemed Corp. 48 26,000
DaVita, Inc.(a) 181 18,185
Encompass Health Corp. 319 21,599
Ensign Group, Inc. (The) 175 16,706
HealthEquity, Inc.(a) 265 16,732
Henry Schein, Inc.(a) 419 33,981
Laboratory Corp. of America Holdings 287 69,262
Molina Healthcare, Inc.(a) 188 56,633
Option Care Health, Inc.(a) 546 17,740
Progyny, Inc.(a) 247 9,717
Quest Diagnostics, Inc. 361 50,742
R1 RCM, Inc.(a) 512 9,446
Select Medical Holdings Corp. 339 10,801
499,415
Health Care Technology (0.5%)
Doximity, Inc., Class  A(a) 378 12,859
Veeva Systems, Inc., Class  A(a) 460 90,956
103,815
Hotels, Restaurants & Leisure (2.6%)
Aramark 820 35,301
Choice Hotels International, Inc. 106 12,457
Darden Restaurants, Inc. 381 63,657
Domino's Pizza, Inc. 111 37,406
Expedia Group, Inc.(a) 453 49,554
Hilton Grand Vacations, Inc.(a) 267 12,132
Shares Value
Hilton Worldwide Holdings, Inc. 772 $ 112,365
Hyatt Hotels Corp., Class  A 157 17,989
Marriott Vacations Worldwide Corp. 116 14,236
Planet Fitness, Inc., Class  A(a) 289 19,490
Texas Roadhouse, Inc., Class  A 209 23,467
Vail Resorts, Inc. 137 34,491
Wendy's Co. (The) 538 11,701
Wingstop, Inc. 92 18,415
Wyndham Hotels & Resorts, Inc. 289 19,817
Yum! Brands, Inc. 831 115,135
597,613
Household Durables (2.2%)
D.R. Horton, Inc. 906 110,251
KB Home 281 14,531
Leggett & Platt, Inc. 383 11,344
Lennar Corp., Class  A 802 100,499
Meritage Homes Corp. 127 18,068
Mohawk Industries, Inc.(a) 154 15,887
Newell Brands, Inc. 1,205 10,483
NVR, Inc.(a) 11 69,857
PulteGroup, Inc. 797 61,911
Taylor Morrison Home Corp., Class  A(a) 376 18,338
Tempur Sealy International, Inc. 487 19,514
TopBuild Corp.(a) 114 30,326
Whirlpool Corp. 156 23,211
504,220
Household Products (0.6%)
Church & Dwight Co., Inc. 712 71,364
Clorox Co. (The) 361 57,413
128,777
Independent Power and Renewable Electricity Producers (0.4%)
AES Corp. (The) 2,398 49,710
Brookfield Renewable Corp. 459 14,468
Clearway Energy, Inc. 402 11,481
Ormat Technologies, Inc. 187 15,046
90,705
Insurance (4.5%)
Allstate Corp. (The) 732 79,817
American Financial Group, Inc. 189 22,444
Arch Capital Group Ltd.(a) 1,012 75,748
Assurant, Inc. 147 18,481
Axis Capital Holdings Ltd. 217 11,681
Brown & Brown, Inc. 812 55,898
Cincinnati Financial Corp. 432 42,042
Enstar Group Ltd.(a) 37 9,037
Erie Indemnity Co., Class  A 71 14,911
Everest Re Group Ltd. 119 40,681
Fidelity National Financial, Inc. 722 25,992
First American Financial Corp. 338 19,273
Globe Life, Inc. 262 28,720
Hanover Insurance Group, Inc. (The) 98 11,077
Hartford Financial Services Group, Inc.
(The) 866 62,369
Kinsale Capital Group, Inc. 62 23,200
Lincoln National Corp. 470 12,107
Markel Group, Inc.(a) 37 51,178
Old Republic International Corp. 760 19,129

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Insurance (cont’d)
Primerica, Inc. 101 $ 19,974
Principal Financial Group, Inc. 677 51,344
Prudential Financial, Inc. 1,021 90,073
Reinsurance Group of America, Inc. 186 25,796
RenaissanceRe Holdings Ltd. 139 25,926
RLI Corp. 113 15,421
Ryan Specialty Holdings, Inc., Class  A(a) 258 11,582
Selective Insurance Group, Inc. 165 15,832
Unum Group 548 26,140
W. R. Berkley Corp. 576 34,307
White Mountains Insurance Group Ltd. 7 9,722
Willis Towers Watson plc 297 69,944
1,019,846
Interactive Media & Services (0.5%)
IAC, Inc.(a) 241 15,135
Pinterest, Inc., Class  A(a) 1,870 51,126
Snap, Inc., Class  A(a) 3,130 37,059
ZoomInfo Technologies, Inc., Class  A(a) 890 22,597
125,917
IT Services (2.6%)
Akamai Technologies, Inc.(a) 478 42,958
Amdocs Ltd. 387 38,255
Cloudflare, Inc., Class  A(a) 909 59,421
Cognizant Technology Solutions Corp.,
Class  A 1,534 100,140
DXC Technology Co.(a) 666 17,795
EPAM Systems, Inc.(a) 181 40,680
Gartner, Inc.(a) 226 79,170
MongoDB, Inc., Class  A(a) 215 88,363
Okta, Inc., Class  A(a) 482 33,427
Twilio, Inc., Class  A(a) 549 34,927
VeriSign, Inc.(a) 296 66,887
602,023
Leisure Products (0.3%)
Brunswick Corp. 244 21,140
Hasbro, Inc. 372 24,095
Mattel, Inc.(a) 1,023 19,989
65,224
Life Sciences Tools & Services (3.7%)
10X Genomics, Inc., Class  A(a) 277 15,468
Agilent Technologies, Inc. 881 105,940
Avantor, Inc.(a) 2,132 43,791
Bio-Rad Laboratories, Inc., Class  A(a) 69 26,159
Bio-Techne Corp. 503 41,060
Bruker Corp. 320 23,654
Charles River Laboratories International,
Inc.(a) 163 34,271
Illumina, Inc.(a) 479 89,808
IQVIA Holdings, Inc.(a) 545 122,500
Medpace Holdings, Inc.(a) 76 18,253
Mettler-Toledo International, Inc.(a) 67 87,880
PerkinElmer, Inc. 406 48,229
Repligen Corp.(a) 168 23,765
Syneos Health, Inc.(a) 334 14,075
Waters Corp.(a) 191 50,909
Shares Value
West Pharmaceutical Services, Inc. 234 $ 89,498
835,260
Machinery (6.3%)
AGCO Corp. 218 28,650
Allison Transmission Holdings, Inc. 316 17,841
Chart Industries, Inc.(a) 147 23,489
CNH Industrial NV 3,305 47,592
Cummins, Inc. 429 105,174
Donaldson Co., Inc. 422 26,379
Dover Corp. 470 69,396
Esab Corp. 197 13,108
Flowserve Corp. 457 16,978
Fortive Corp. 1,134 84,789
Franklin Electric Co., Inc. 139 14,303
Graco, Inc. 584 50,428
IDEX Corp. 265 57,044
Ingersoll Rand, Inc. 1,299 84,903
ITT, Inc. 283 26,379
Lincoln Electric Holdings, Inc. 198 39,329
Middleby Corp. (The)(a) 186 27,496
Mueller Industries, Inc. 194 16,932
Nordson Corp. 179 44,424
Oshkosh Corp. 228 19,743
Otis Worldwide Corp. 1,243 110,639
PACCAR, Inc. 1,527 127,734
Pentair plc 576 37,210
Snap-on, Inc. 185 53,315
SPX Technologies, Inc.(a) 153 13,000
Stanley Black & Decker, Inc. 528 49,479
Timken Co. (The) 225 20,594
Toro Co. (The) 364 37,001
Watts Water Technologies, Inc., Class  A 95 17,454
Westinghouse Air Brake Technologies Corp. 620 67,995
Xylem, Inc. 760 85,591
1,434,389
Media (1.6%)
Cable One, Inc. 15 9,856
Interpublic Group of Cos., Inc. (The) 1,317 50,810
Liberty Broadband Corp., Class  C(a) 426 34,127
New York Times Co. (The), Class  A 549 21,620
Nexstar Media Group, Inc., Class  A 116 19,320
Omnicom Group, Inc. 677 64,416
Paramount Global, Class  B 2,128 33,856
Sirius XM Holdings, Inc. 2,294 10,392
TEGNA, Inc. 760 12,342
Trade Desk, Inc. (The), Class  A(a) 1,339 103,398
360,137
Metals & Mining (1.4%)
ATI, Inc.(a) 776 34,322
Commercial Metals Co. 660 34,756
Nucor Corp. 751 123,149
Reliance Steel & Aluminum Co. 215 58,392
Steel Dynamics, Inc. 573 62,417
313,036
Multi-Utilities (2.3%)
Ameren Corp. 855 69,828
Black Hills Corp. 235 14,161

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Multi-Utilities (cont’d)
CMS Energy Corp. 1,006 $ 59,103
Consolidated Edison, Inc. 1,043 94,287
DTE Energy Co. 665 73,163
NiSource, Inc. 1,479 40,451
Public Service Enterprise Group, Inc. 1,524 95,418
WEC Energy Group, Inc. 977 86,210
532,621
Paper & Forest Products (0.1%)
Louisiana-Pacific Corp. 205 15,371
Passenger Airlines (1.0%)
Alaska Air Group, Inc.(a) 484 25,739
American Airlines Group, Inc.(a) 2,446 43,881
Delta Air Lines, Inc.(a) 2,053 97,600
Southwest Airlines Co. 2,025 73,325
240,545
Personal Care Products (0.2%)
BellRing Brands, Inc.(a) 384 14,054
Coty, Inc., Class  A(a) 995 12,229
elf Beauty, Inc.(a) 148 16,906
43,189
Pharmaceuticals (0.6%)
Catalent, Inc.(a) 565 24,498
Elanco Animal Health, Inc.(a) 1,587 15,965
Jazz Pharmaceuticals plc(a) 202 25,042
Organon & Co. 827 17,210
Perrigo Co. plc 438 14,870
Royalty Pharma plc, Class  A 1,221 37,534
135,119
Professional Services (3.1%)
Alight, Inc., Class  A(a) 945 8,732
Booz Allen Hamilton Holding Corp.,
Class  A 441 49,216
Broadridge Financial Solutions, Inc. 375 62,111
Ceridian HCM Holding, Inc.(a) 476 31,878
Concentrix Corp. 138 11,143
Dun & Bradstreet Holdings, Inc. 777 8,990
Equifax, Inc. 385 90,590
ExlService Holdings, Inc.(a) 103 15,559
Exponent, Inc. 172 16,051
FTI Consulting, Inc.(a) 114 21,683
Genpact Ltd. 540 20,288
Insperity, Inc. 123 14,632
ManpowerGroup, Inc. 172 13,657
Maximus, Inc. 206 17,409
Paycom Software, Inc. 165 53,005
Paylocity Holding Corp.(a) 135 24,912
Robert Half International, Inc. 360 27,079
Science Applications International Corp. 171 19,234
SS&C Technologies Holdings, Inc. 693 41,996
TransUnion 661 51,776
TriNet Group, Inc.(a) 128 12,156
Verisk Analytics, Inc., Class  A 435 98,323
710,420
Real Estate Management & Development (1.1%)
CBRE Group, Inc., Class  A(a) 990 79,903
CoStar Group, Inc.(a) 1,220 108,580
Shares Value
Howard Hughes Corp. (The)(a) 132 $ 10,417
Jones Lang LaSalle, Inc.(a) 171 26,642
Zillow Group, Inc., Class  C(a) 672 33,775
259,317
Semiconductors & Semiconductor Equipment (3.3%)
Allegro MicroSystems, Inc.(a) 222 10,021
Amkor Technology, Inc. 298 8,865
Cirrus Logic, Inc.(a) 173 14,015
Diodes, Inc.(a) 139 12,856
Enphase Energy, Inc.(a) 387 64,815
Entegris, Inc. 476 52,750
First Solar, Inc.(a) 291 55,316
Lattice Semiconductor Corp.(a) 435 41,790
MKS Instruments, Inc. 210 22,701
Monolithic Power Systems, Inc. 144 77,793
ON Semiconductor Corp.(a) 1,275 120,590
Power Integrations, Inc. 177 16,757
Qorvo, Inc.(a) 314 32,037
Rambus, Inc.(a) 345 22,139
Silicon Laboratories, Inc.(a) 100 15,774
Skyworks Solutions, Inc. 508 56,231
SolarEdge Technologies, Inc.(a) 163 43,855
Teradyne, Inc. 494 54,997
Universal Display Corp. 140 20,178
Wolfspeed, Inc.(a) 395 21,958
765,438
Software (4.8%)
Altair Engineering, Inc., Class  A(a) 168 12,741
ANSYS, Inc.(a) 265 87,522
Appfolio, Inc., Class  A(a) 59 10,156
AppLovin Corp., Class  A(a) 428 11,012
Aspen Technology, Inc.(a) 91 15,253
BILL Holdings, Inc.(a) 325 37,976
Black Knight, Inc.(a) 531 31,717
Box, Inc., Class  A(a) 443 13,015
Confluent, Inc., Class  A(a) 397 14,018
Datadog, Inc., Class  A(a) 827 81,360
DocuSign, Inc., Class  A(a) 638 32,595
Dolby Laboratories, Inc., Class  A 188 15,732
Dropbox, Inc., Class  A(a) 823 21,949
Dynatrace, Inc.(a) 688 35,411
Elastic NV(a) 245 15,709
Fair Isaac Corp.(a) 82 66,355
Five9, Inc.(a) 224 18,469
Gen Digital, Inc. 1,855 34,410
Guidewire Software, Inc.(a) 258 19,629
HashiCorp, Inc., Class  A(a) 230 6,021
HubSpot, Inc.(a) 150 79,814
Manhattan Associates, Inc.(a) 196 39,177
New Relic, Inc.(a) 204 13,350
Nutanix, Inc., Class  A(a) 749 21,009
PTC, Inc.(a) 355 50,517
Qualys, Inc.(a) 115 14,855
SentinelOne, Inc., Class  A(a) 687 10,374
Smartsheet, Inc., Class  A(a) 404 15,457
Splunk, Inc.(a) 483 51,241
SPS Commerce, Inc.(a) 116 22,279
Tenable Holdings, Inc.(a) 351 15,286

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Software (cont’d)
Teradata Corp.(a) 317 $ 16,931
Tyler Technologies, Inc.(a) 133 55,391
Workiva, Inc.(a) 149 15,147
Zoom Video Communications, Inc.,
Class  A(a) 710 48,195
Zscaler, Inc.(a) 270 39,501
1,089,574
Specialty Retail (2.8%)
Academy Sports & Outdoors, Inc. 221 11,945
Advance Auto Parts, Inc. 172 12,092
Asbury Automotive Group, Inc.(a) 63 15,146
AutoNation, Inc.(a) 99 16,296
Bath & Body Works, Inc. 664 24,900
Best Buy Co., Inc. 567 46,466
Burlington Stores, Inc.(a) 189 29,747
CarMax, Inc.(a) 460 38,502
Chewy, Inc., Class  A(a) 272 10,736
Dick's Sporting Goods, Inc. 176 23,265
Five Below, Inc.(a) 159 31,250
Floor & Decor Holdings, Inc., Class  A(a) 306 31,812
GameStop Corp., Class  A(a) 752 18,236
Lithia Motors, Inc., Class  A 79 24,025
Penske Automotive Group, Inc. 76 12,664
RH(a) 55 18,127
Ross Stores, Inc. 979 109,775
Tractor Supply Co. 319 70,531
Ulta Beauty, Inc.(a) 145 68,236
Wayfair, Inc., Class  A(a) 225 14,627
Williams-Sonoma, Inc. 185 23,151
651,529
Technology Hardware, Storage & Peripherals (1.6%)
Dell Technologies, Inc., Class  C 791 42,801
Hewlett Packard Enterprise Co. 4,127 69,334
HP, Inc. 3,029 93,021
NetApp, Inc. 681 52,028
Pure Storage, Inc., Class  A(a) 919 33,837
Seagate Technology Holdings plc 657 40,649
Western Digital Corp.(a) 1,007 38,195
369,865
Textiles, Apparel & Luxury Goods (0.8%)
Capri Holdings Ltd.(a) 336 12,059
Columbia Sportswear Co. 103 7,956
Crocs, Inc.(a) 175 19,677
Deckers Outdoor Corp.(a) 76 40,102
PVH Corp. 183 15,550
Ralph Lauren Corp., Class  A 116 14,303
Skechers USA, Inc., Class  A(a) 388 20,432
Tapestry, Inc. 674 28,847
VF Corp. 1,072 20,464
179,390
Trading Companies & Distributors (2.0%)
Air Lease Corp., Class  A 363 15,192
Applied Industrial Technologies, Inc. 133 19,262
Beacon Roofing Supply, Inc.(a) 142 11,783
Core & Main, Inc., Class  A(a) 285 8,932
Fastenal Co. 1,665 98,218
Shares Value
GATX Corp. 122 $ 15,706
MSC Industrial Direct Co., Inc., Class  A 134 12,768
SiteOne Landscape Supply, Inc.(a) 130 21,757
United Rentals, Inc. 220 97,981
Univar Solutions, Inc.(a) 547 19,605
WESCO International, Inc. 129 23,099
WW Grainger, Inc. 131 103,305
447,608
Water Utilities (0.5%)
American Water Works Co., Inc. 601 85,793
Essential Utilities, Inc. 831 33,165
118,958
Total Common Stocks
(Cost $22,283,412) 22,753,812
Short-Term Investment (0.4%)
Investment Company (0.4%
)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class(b)
(Cost $97,234)
97,234 97,234
Total Investments (99.9%)
(Cost $22,380,646) (c) 22,851,046
Other Assets in Excess of Liabilities (0.1%) 16,925
NET ASSETS (100.0%) $22,867,971
(a) Non-income producing security.
(b) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2023, management fees paid were reduced by $40 relating to the Fund’s investment in the Liquidity Funds.
(c) At June 30, 2023, the aggregate cost for federal income tax purposes is $22,380,646. The aggregate gross unrealized appreciation is
$1,548,697 and the aggregate gross unrealized depreciation is
$1,078,297, resulting in net unrealized appreciation of $470,400.

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 93.7%
Machinery 6.3
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert US Select Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)

Shares Value
Common Stocks (99.8%)
Air Freight & Logistics (0.3%)
Expeditors International of Washington, Inc. 545 $ 66,016
Automobiles (0.9%)
General Motors Co. 5,367 206,952
Banks (2.1%)
Citizens Financial Group, Inc. 901 23,498
Fifth Third Bancorp 2,189 57,374
Huntington Bancshares, Inc. 5,268 56,789
KeyCorp 869 8,029
PNC Financial Services Group, Inc. (The) 523 65,872
Regions Financial Corp. 2,124 37,850
Truist Financial Corp. 5,874 178,276
Webster Financial Corp. 1,435 54,171
481,859
Biotechnology (2.6%)
Alnylam Pharmaceuticals, Inc.(a) 464 88,132
Amgen, Inc. 1,001 222,242
Exact Sciences Corp.(a) 561 52,678
Gilead Sciences, Inc. 2,006 154,602
Moderna, Inc.(a) 63 7,655
Regeneron Pharmaceuticals, Inc.(a) 39 28,023
Vertex Pharmaceuticals, Inc.(a) 122 42,933
596,265
Broadline Retail (0.6%)
eBay, Inc. 1,059 47,327
Etsy, Inc.(a) 490 41,459
Macy's, Inc. 3,092 49,626
138,412
Building Products (0.6%)
Owens Corning 216 28,188
Trane Technologies plc 614 117,434
145,622
Capital Markets (4.6%)
Charles Schwab Corp. (The) 2,311 130,987
FactSet Research Systems, Inc. 137 54,889
Franklin Resources, Inc. 537 14,343
Intercontinental Exchange, Inc. 1,603 181,267
LPL Financial Holdings, Inc. 119 25,874
Morningstar, Inc. 266 52,155
MSCI, Inc., Class  A 48 22,526
Nasdaq, Inc. 1,523 75,922
S&P Global, Inc. 930 372,828
State Street Corp. 1,260 92,207
T Rowe Price Group, Inc. 391 43,800
1,066,798
Chemicals (2.9%)
Ecolab, Inc. 829 154,766
FMC Corp. 1,446 150,876
Linde plc 419 159,672
Mosaic Co. (The) 2,764 96,740
Sherwin-Williams Co. (The) 467 123,998
686,052
Commercial Services & Supplies (0.5%)
Cintas Corp. 63 31,316
MSA Safety, Inc. 384 66,801
Shares Value
Tetra Tech, Inc. 114 $ 18,666
116,783
Communications Equipment (1.3%)
Ciena Corp.(a) 227 9,645
Cisco Systems, Inc. 4,498 232,727
Lumentum Holdings, Inc.(a) 177 10,041
Motorola Solutions, Inc. 140 41,059
293,472
Consumer Finance (1.7%)
Ally Financial, Inc. 1,169 31,575
American Express Co. 796 138,663
Capital One Financial Corp. 683 74,700
Discover Financial Services 938 109,605
Synchrony Financial 1,343 45,554
400,097
Consumer Staples Distribution & Retail (0.6%)
Target Corp. 1,097 144,694
Containers & Packaging (0.5%)
Ball Corp. 1,913 111,356
Distributors (0.1%)
Genuine Parts Co. 212 35,877
Diversified Consumer Services (0.4%)
Bright Horizons Family Solutions, Inc.(a) 660 61,017
Service Corp. International 648 41,854
102,871
Diversified Telecommunication Services (1.0%)
Verizon Communications, Inc. 6,554 243,743
Electric Utilities (1.3%)
Eversource Energy 3,091 219,214
NextEra Energy, Inc. 1,056 78,355
297,569
Electrical Equipment (2.4%)
Eaton Corp. plc 1,783 358,561
Emerson Electric Co. 1,073 96,989
Rockwell Automation, Inc. 322 106,083
561,633
Entertainment (2.2%)
Electronic Arts, Inc. 184 23,865
Netflix, Inc.(a) 447 196,899
Walt Disney Co. (The)(a) 3,383 302,034
522,798
Financial Services (3.4%)
Fidelity National Information Services, Inc. 527 28,827
Mastercard, Inc., Class  A 876 344,531
MGIC Investment Corp. 1,108 17,495
PayPal Holdings, Inc.(a) 852 56,854
Rocket Cos., Inc., Class  A(a) 1,302 11,666
Visa, Inc., Class  A 1,389 329,860
789,233
Food Products (2.9%)
Darling Ingredients, Inc.(a) 1,322 84,330
General Mills, Inc. 4,184 320,913
J.M. Smucker Co. (The) 1,076 158,893

Morgan Stanley ETF Trust
Calvert US Select Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Food Products (cont’d)
McCormick & Co., Inc. (Non-Voting) 1,341 $ 116,976
681,112
Ground Transportation (0.1%)
Knight-Swift Transportation Holdings, Inc.,
Class  A 335 18,613
Health Care Equipment & Supplies (2.5%)
Boston Scientific Corp.(a) 822 44,462
Edwards Lifesciences Corp.(a) 1,312 123,761
Hologic, Inc.(a) 1,077 87,205
IDEXX Laboratories, Inc.(a) 210 105,468
ResMed, Inc. 487 106,410
STERIS plc 488 109,790
577,096
Health Care Providers & Services (1.3%)
DaVita, Inc.(a) 211 21,199
Humana, Inc. 472 211,045
Laboratory Corp. of America Holdings 274 66,125
Quest Diagnostics, Inc. 101 14,197
312,566
Health Care REITs (0.1%)
Ventas, Inc. 637 30,111
Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. 815 13,716
Hotels, Restaurants & Leisure (1.0%)
Darden Restaurants, Inc. 535 89,388
Planet Fitness, Inc., Class  A(a) 271 18,276
Vail Resorts, Inc. 462 116,313
223,977
Household Products (0.5%)
Church & Dwight Co., Inc. 281 28,165
Clorox Co. (The) 536 85,245
113,410
Industrial REITs (0.9%)
Prologis, Inc. 1,629 199,764
Insurance (3.7%)
Allstate Corp. (The) 188 20,500
Hartford Financial Services Group, Inc.
(The) 550 39,611
MetLife, Inc. 4,470 252,689
Primerica, Inc. 243 48,056
Progressive Corp. (The) 1,663 220,131
Prudential Financial, Inc. 1,449 127,831
Travelers Cos., Inc. (The) 837 145,353
854,171
IT Services (2.5%)
Accenture plc, Class  A 1,436 443,121
Akamai Technologies, Inc.(a) 461 41,430
Okta, Inc., Class  A(a) 462 32,040
Snowflake, Inc., Class  A(a) 125 21,997
Twilio, Inc., Class  A(a) 282 17,941
VeriSign, Inc.(a) 122 27,568
584,097
Leisure Products (0.4%)
Hasbro, Inc. 1,074 69,563
Shares Value
Mattel, Inc.(a) 1,301 $ 25,422
94,985
Life Sciences Tools & Services (1.5%)
Agilent Technologies, Inc. 833 100,168
Danaher Corp. 439 105,360
Waters Corp.(a) 170 45,312
West Pharmaceutical Services, Inc. 230 87,968
338,808
Machinery (4.0%)
Caterpillar, Inc. 721 177,402
Cummins, Inc. 776 190,244
Deere & Co. 395 160,050
Illinois Tool Works, Inc. 737 184,368
Parker-Hannifin Corp. 249 97,120
Pentair plc 712 45,995
Stanley Black & Decker, Inc. 319 29,894
Xylem, Inc. 336 37,840
922,913
Media (1.0%)
Interpublic Group of Cos., Inc. (The) 2,575 99,343
Omnicom Group, Inc. 1,473 140,156
239,499
Metals & Mining (0.9%)
Nucor Corp. 1,244 203,991
Multi-Utilities (0.6%)
Consolidated Edison, Inc. 729 65,902
Sempra Energy 539 78,473
144,375
Office REITs (0.0%)(b)
Boston Properties, Inc. 172 9,905
Personal Care Products (0.8%)
Estee Lauder Cos., Inc. (The), Class  A 996 195,595
Pharmaceuticals (5.2%)
Bristol-Myers Squibb Co. 2,459 157,253
Eli Lilly & Co. 707 331,569
Merck & Co., Inc. 5,246 605,336
Pfizer, Inc. 3,009 110,370
1,204,528
Professional Services (1.5%)
Automatic Data Processing, Inc. 484 106,378
FTI Consulting, Inc.(a) 288 54,778
Genpact Ltd. 718 26,975
ManpowerGroup, Inc. 370 29,378
Paylocity Holding Corp.(a) 59 10,887
Robert Half International, Inc. 174 13,088
Verisk Analytics, Inc., Class  A 518 117,084
358,568
Real Estate Management & Development (0.5%)
CBRE Group, Inc., Class  A(a) 168 13,559
Howard Hughes Corp. (The)(a) 279 22,019
Jones Lang LaSalle, Inc.(a) 451 70,266
105,844
Residential REITs (0.2%)
Equity Residential 731 48,224

Morgan Stanley ETF Trust
Calvert US Select Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2023 (unaudited)(cont’d)
Shares Value
Retail REITs (0.4%)
Brixmor Property Group, Inc. 606 $ 13,332
Kimco Realty Corp. 882 17,393
Simon Property Group, Inc. 607 70,096
100,821
Semiconductors & Semiconductor Equipment (6.4%)
Advanced Micro Devices, Inc.(a) 1,364 155,373
Applied Materials, Inc. 843 121,847
First Solar, Inc.(a) 154 29,274
Intel Corp. 3,840 128,410
KLA Corp. 121 58,687
Lam Research Corp. 110 70,715
Micron Technology, Inc. 1,040 65,634
NVIDIA Corp. 1,707 722,095
ON Semiconductor Corp.(a) 234 22,132
Texas Instruments, Inc. 693 124,754
1,498,921
Software (13.4%)
Adobe, Inc.(a) 376 183,860
Atlassian Corp., Class  A(a) 151 25,339
Autodesk, Inc.(a) 351 71,818
Cadence Design Systems, Inc.(a) 421 98,733
Gen Digital, Inc. 1,663 30,849
HubSpot, Inc.(a) 134 71,300
Intuit, Inc. 536 245,590
Microsoft Corp. 5,353 1,822,911
Salesforce, Inc.(a) 934 197,317
ServiceNow, Inc.(a) 319 179,268
Splunk, Inc.(a) 339 35,965
Synopsys, Inc.(a) 122 53,120
VMware, Inc., Class  A(a) 231 33,192
Workday, Inc., Class  A(a) 306 69,122
3,118,384
Specialized REITs (1.4%)
American Tower Corp. 968 187,734
Equinix, Inc. 25 19,599
Extra Space Storage, Inc. 71 10,568
Iron Mountain, Inc. 1,811 102,901
320,802
Specialty Retail (3.9%)
Best Buy Co., Inc. 784 64,249
Dick's Sporting Goods, Inc. 88 11,633
Gap, Inc. (The) 1,521 13,583
Home Depot, Inc. (The) 974 302,563
Lowe's Cos., Inc. 829 187,105
O'Reilly Automotive, Inc.(a) 48 45,854
TJX Cos., Inc. (The) 924 78,346
Tractor Supply Co. 303 66,993
Ulta Beauty, Inc.(a) 260 122,355
Williams-Sonoma, Inc. 98 12,264
904,945
Technology Hardware, Storage & Peripherals (8.9%)
Apple, Inc. 9,503 1,843,297
Dell Technologies, Inc., Class  C 301 16,287
Hewlett Packard Enterprise Co. 7,643 128,403
HP, Inc. 2,437 74,840
2,062,827
Shares Value
Textiles, Apparel & Luxury Goods (1.3%)
Capri Holdings Ltd.(a) 495 $ 17,765
Lululemon Athletica, Inc.(a) 326 123,391
NIKE, Inc., Class  B 986 108,825
Ralph Lauren Corp., Class  A 117 14,426
Tapestry, Inc. 777 33,256
297,663
Trading Companies & Distributors (0.5%)
United Rentals, Inc. 239 106,443
Water Utilities (1.4%)
American Water Works Co., Inc. 2,215 316,191
Total Common Stocks
(Cost $21,511,390) 23,210,967
Short-Term Investment (0.1%)
Investment Company (0.1%
)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class(c)
(Cost $26,352)
26,352 26,352
Total Investments (99.9%)
(Cost $21,537,742) (d) 23,237,319
Other Assets in Excess of Liabilities (0.1%) 16,159
NET ASSETS (100.0%) $23,253,478
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Funds”), an open-end management investment company managed
by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2023, management fees paid were reduced by $30 relating to the Fund’s investment in the Liquidity Funds.
(d) At June 30, 2023, the aggregate cost for federal income tax purposes is $21,537,742. The aggregate gross unrealized appreciation is
$2,627,725 and the aggregate gross unrealized depreciation is
$928,148, resulting in net unrealized appreciation of $1,699,577.

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 66.0%
Software 13.4
Technology Hardware, Storage & Peripherals 8.9
Semiconductors & Semiconductor Equipment 6.5
Pharmaceuticals 5.2
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments
Morgan Stanley ETF Trust
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices
if such bid and asked prices are available on the rele-
vant exchanges. If only bid prices are available then the
latest bid price may be used. Listed equity securities not
traded on the valuation date with no reported bid and
asked prices available on the exchange are valued at the
mean between the current bid and asked prices obtained
from one or more reputable brokers/dealers. In cases
where a security is traded on more than one exchange,
the security is valued on the exchange designated as the
primary market; (2) all other equity portfolio securities
for which over-the-counter (“OTC”) market quotations
are readily available are valued at the latest reported
sales price (or at the market official closing price if such market reports an official closing price), and if there was
no trading in the security on a given day and if there is
no official closing price from relevant markets for that
day, the security is valued at the mean between the last
reported bid and asked prices if such bid and asked prices
are available on the relevant markets. An unlisted equity
security that does not trade on the valuation date and for
which bid and asked prices from the relevant markets are
unavailable is valued at the mean between the current
bid and asked prices obtained from one or more repu-
table brokers/dealers; (3) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or is unable to provide a price, prices from
brokers or dealers may also be utilized. In these circum-
stances, the value of the security will be the mean of bid
and asked prices obtained from brokers/dealers; (4) when
market quotations are not readily available, as defined by
Rule 2a-5 under the Act, including circumstances under
which the Adviser determines that the closing price, last
sale price or the mean between the last reported bid and
asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as deter-
mined in good faith under procedures established by and
under the general supervision of the Trustees; (5) invest-
ments in mutual funds, including the Morgan Stanley
Institutional Liquidity Funds, are valued at the net asset
value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments (cont’d)

Morgan Stanley ETF Trust
2.
Fair Value Measurement: Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
(“ASC”), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 - other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
 Level 3 - significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments (cont’d)

Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2023:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Calvert International Responsible Index ETF
Assets:
Common Stocks
Aerospace & Defense $ 395 $ — $ — $ 395
Air Freight & Logistics 230 — — 230
Automobile
Components 380 — — 380
Automobiles 1,092 — — 1,092
Banks 4,610 — — 4,610
Beverages 686 — — 686
Biotechnology 360 — — 360
Broadline Retail 367 — — 367
Building Products 632 — — 632
Capital Markets 1,059 — — 1,059
Chemicals 1,546 46 — 1,592
Commercial Services
& Supplies 362 — — 362
Communications
Equipment 73 — — 73
Construction &
Engineering 305 — — 305
Construction
Materials 490 — — 490
Consumer Staples
Distribution &
Retail 843 — — 843
Containers &
Packaging 87 — — 87
Distributors 17 — — 17
Diversified Consumer
Services 15 — — 15
Diversified
Telecommunication
Services 742 — — 742
Electric Utilities 741 — — 741
Electrical Equipment 800 — — 800
Electronic Equipment,
Instruments &
Components 840 — — 840
Entertainment 300 — — 300
Financial Services 530 — — 530
Food Products 1,204 — — 1,204
Gas Utilities 173 — — 173
Ground Transportation 607 — — 607
Health Care
Equipment &
Supplies 764 — — 764
Health Care Providers
& Services 113 — — 113
Health Care
Technology 28 — — 28
Hotels, Restaurants &
Leisure 452 — — 452
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Common Stocks (cont’d)
Household Durables $ 531 $ — $ — $ 531
Household Products 220 — — 220
Independent Power
and Renewable
Electricity
Producers 27 — — 27
Industrial
Conglomerates 395 — — 395
Insurance 2,447 — — 2,447
Interactive Media &
Services 184 — — 184
IT Services 451 — — 451
Leisure Products 46 — — 46
Life Sciences Tools &
Services 212 — — 212
Machinery 1,133 — — 1,133
Marine Transportation 98 — — 98
Media 170 — — 170
Metals & Mining 1,082 — — 1,082
Multi-Utilities 373 — — 373
Oil, Gas &
Consumable Fuels 188 — — 188
Paper & Forest
Products 117 — — 117
Passenger Airlines 155 — — 155
Personal Care
Products 778 — — 778
Pharmaceuticals 3,109 — — 3,109
Professional Services 679 — — 679
Real Estate
Management &
Development 438 — — 438
Semiconductors &
Semiconductor
Equipment 2,658 — — 2,658
Software 874 — — 874
Specialty Retail 297 — — 297
Technology Hardware,
Storage &
Peripherals 888 — — 888
Textiles, Apparel &
Luxury Goods 1,204 — — 1,204
Trading Companies &
Distributors 373 — — 373
Transportation
Infrastructure 210 — — 210
Water Utilities 51 — — 51
Wireless
Telecommunication
Services 445 — — 445
Total Common Stocks 40,676 46 — 40,722
Short-Term Investment
Investment Company 87 — — 87
Total Assets $40,763 $46 $— $40,809

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments (cont’d)

Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2023:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Calvert Ultra-Short Investment Grade ETF
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 3,505 $ — $ 3,505
Commercial
Mortgage-Backed
Securities — 6,041 — 6,041
Corporate Bonds — 25,671 — 25,671
U.S. Government and
Agency Securities — 3,443 — 3,443
Total Fixed Income
Securities — 38,660 — 38,660
Short-Term Investments
Investment Company 732 — — 732
Commercial Paper — 1,719 — 1,719
Total Short-Term
Investments 732 1,719 — 2,451
Total Assets $732 $40,379 $— $41,111

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments (cont’d)

Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2023:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Calvert US Large-Cap Core Responsible Index ETF
Assets:
Common Stocks
Aerospace & Defense $ 359 $ — $ — $ 359
Air Freight & Logistics 1,393 — — 1,393
Automobile
Components 365 — — 365
Automobiles 4,653 — — 4,653
Banks 7,740 — — 7,740
Beverages 3,558 — — 3,558
Biotechnology 5,927 — — 5,927
Broadline Retail 6,246 — — 6,246
Building Products 2,178 — — 2,178
Capital Markets 7,236 — — 7,236
Chemicals 2,763 — — 2,763
Commercial Services
& Supplies 1,527 — — 1,527
Communications
Equipment 1,865 — — 1,865
Construction &
Engineering 575 — — 575
Construction
Materials 505 — — 505
Consumer Finance 1,477 — — 1,477
Consumer Staples
Distribution &
Retail 4,052 — — 4,052
Containers &
Packaging 879 — — 879
Distributors 288 — — 288
Diversified Consumer
Services 146 — — 146
Diversified
Telecommunication
Services 1,568 — — 1,568
Electric Utilities 2,366 — — 2,366
Electrical Equipment 2,464 — — 2,464
Electronic Equipment,
Instruments &
Components 2,019 — — 2,019
Energy Equipment &
Services 470 — — 470
Entertainment 3,003 — — 3,003
Financial Services 5,722 — — 5,722
Food Products 2,753 — — 2,753
Gas Utilities 173 — — 173
Ground Transportation 1,808 — — 1,808
Health Care
Equipment &
Supplies 7,943 — — 7,943
Health Care Providers
& Services 2,783 — — 2,783
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Common Stocks (cont’d)
Health Care
Technology $ 184 $ — $ — $ 184
Hotels, Restaurants &
Leisure 3,721 — — 3,721
Household Durables 1,082 — — 1,082
Household Products 2,756 — — 2,756
Independent Power
and Renewable
Electricity
Producers 186 — — 186
Insurance 4,603 — — 4,603
Interactive Media &
Services 6,957 — — 6,957
IT Services 3,207 — — 3,207
Leisure Products 135 — — 135
Life Sciences Tools &
Services 4,190 — — 4,190
Machinery 6,804 — — 6,804
Media 1,835 — — 1,835
Metals & Mining 1,202 — — 1,202
Multi-Utilities 1,882 — — 1,882
Paper & Forest
Products 28 — — 28
Passenger Airlines 438 — — 438
Personal Care
Products 324 — — 324
Pharmaceuticals 7,009 — — 7,009
Professional Services 2,052 — — 2,052
Real Estate
Management &
Development 547 — — 547
Semiconductors &
Semiconductor
Equipment 15,166 — — 15,166
Software 21,953 — — 21,953
Specialty Retail 4,676 — — 4,676
Technology Hardware,
Storage &
Peripherals 15,899 — — 15,899
Textiles, Apparel &
Luxury Goods 1,265 — — 1,265
Trading Companies &
Distributors 965 — — 965
Water Utilities 272 — — 272
Wireless
Telecommunication
Services 460 — — 460
Total Common Stocks 196,602 — — 196,602
Short-Term Investment
Investment Company 344 — — 344
Total Assets $196,946 $— $— $196,946

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments (cont’d)

Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2023:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Assets:
Common Stocks
Air Freight & Logistics $ 200 $ — $ — $ 200
Automobile
Components 53 — — 53
Automobiles 7 — — 7
Banks 1,259 — — 1,259
Beverages 764 — — 764
Biotechnology 1,012 — — 1,012
Broadline Retail 46 — — 46
Building Products 176 — — 176
Capital Markets 603 — — 603
Chemicals 163 — — 163
Commercial Services
& Supplies 225 — — 225
Communications
Equipment 307 — — 307
Construction &
Engineering 74 — — 74
Construction
Materials 47 — — 47
Consumer Finance 201 — — 201
Consumer Staples
Distribution &
Retail 567 — — 567
Containers &
Packaging 70 — — 70
Distributors 21 — — 21
Diversified Consumer
Services 20 — — 20
Diversified
Telecommunication
Services 211 — — 211
Electric Utilities 168 — — 168
Electrical Equipment 146 — — 146
Electronic Equipment,
Instruments &
Components 168 — — 168
Energy Equipment &
Services 43 — — 43
Entertainment 595 — — 595
Financial Services 1,253 — — 1,253
Food Products 380 — — 380
Gas Utilities 19 — — 19
Ground Transportation 176 — — 176
Health Care
Equipment &
Supplies 910 — — 910
Health Care Providers
& Services 373 — — 373
Hotels, Restaurants &
Leisure 408 — — 408
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Common Stocks (cont’d)
Household Durables $ 32 $ — $ — $ 32
Household Products 176 — — 176
Independent Power
and Renewable
Electricity
Producers 24 — — 24
Insurance 607 — — 607
Interactive Media &
Services 22 — — 22
IT Services 142 — — 142
Leisure Products 17 — — 17
Life Sciences Tools &
Services 223 — — 223
Machinery 467 — — 467
Media 131 — — 131
Metals & Mining 37 — — 37
Multi-Utilities 173 — — 173
Passenger Airlines 38 — — 38
Personal Care
Products 69 — — 69
Pharmaceuticals 1,514 — — 1,514
Professional Services 268 — — 268
Real Estate
Management &
Development 63 — — 63
Semiconductors &
Semiconductor
Equipment 1,334 — — 1,334
Software 4,464 — — 4,464
Specialty Retail 702 — — 702
Technology Hardware,
Storage &
Peripherals 4,266 — — 4,266
Textiles, Apparel &
Luxury Goods 121 — — 121
Trading Companies &
Distributors 112 — — 112
Water Utilities 50 — — 50
Total Common Stocks 25,717 — — 25,717
Short-Term Investment
Investment Company 30 — — 30
Total Assets $25,747 $— $— $25,747

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments (cont’d)

Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2023:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Calvert US Mid-Cap Core Responsible Index ETF
Assets:
Common Stocks
Aerospace & Defense $ 142 $ — $ — $ 142
Air Freight & Logistics 130 — — 130
Automobile
Components 206 — — 206
Automobiles 72 — — 72
Banks 617 — — 617
Beverages 30 — — 30
Biotechnology 612 — — 612
Broadline Retail 113 — — 113
Building Products 644 — — 644
Capital Markets 976 — — 976
Chemicals 456 — — 456
Commercial Services
& Supplies 152 — — 152
Communications
Equipment 102 — — 102
Construction &
Engineering 263 — — 263
Construction
Materials 124 — — 124
Consumer Finance 210 — — 210
Consumer Staples
Distribution &
Retail 447 — — 447
Containers &
Packaging 347 — — 347
Distributors 156 — — 156
Diversified Consumer
Services 79 — — 79
Diversified
Telecommunication
Services 22 — — 22
Electric Utilities 469 — — 469
Electrical Equipment 487 — — 487
Electronic Equipment,
Instruments &
Components 717 — — 717
Energy Equipment &
Services 99 — — 99
Entertainment 470 — — 470
Financial Services 430 — — 430
Food Products 479 — — 479
Gas Utilities 84 — — 84
Ground Transportation 317 — — 317
Health Care
Equipment &
Supplies 1,063 — — 1,063
Health Care Providers
& Services 499 — — 499
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Common Stocks (cont’d)
Health Care
Technology $ 104 $ — $ — $ 104
Hotels, Restaurants &
Leisure 598 — — 598
Household Durables 504 — — 504
Household Products 129 — — 129
Independent Power
and Renewable
Electricity
Producers 91 — — 91
Insurance 1,020 — — 1,020
Interactive Media &
Services 126 — — 126
IT Services 602 — — 602
Leisure Products 65 — — 65
Life Sciences Tools &
Services 835 — — 835
Machinery 1,434 — — 1,434
Media 360 — — 360
Metals & Mining 313 — — 313
Multi-Utilities 533 — — 533
Paper & Forest
Products 15 — — 15
Passenger Airlines 241 — — 241
Personal Care
Products 43 — — 43
Pharmaceuticals 135 — — 135
Professional Services 710 — — 710
Real Estate
Management &
Development 259 — — 259
Semiconductors &
Semiconductor
Equipment 765 — — 765
Software 1,090 — — 1,090
Specialty Retail 652 — — 652
Technology Hardware,
Storage &
Peripherals 370 — — 370
Textiles, Apparel &
Luxury Goods 179 — — 179
Trading Companies &
Distributors 448 — — 448
Water Utilities 119 — — 119
Total Common Stocks 22,754 — — 22,754
Short-Term Investment
Investment Company 97 — — 97
Total Assets $22,851 $— $— $22,851

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments (cont’d)

Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2023:
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Calvert US Select Equity ETF
Assets:
Common Stocks
Air Freight & Logistics $ 66 $ — $ — $ 66
Automobiles 207 — — 207
Banks 482 — — 482
Biotechnology 596 — — 596
Broadline Retail 138 — — 138
Building Products 146 — — 146
Capital Markets 1,067 — — 1,067
Chemicals 686 — — 686
Commercial Services
& Supplies 117 — — 117
Communications
Equipment 293 — — 293
Consumer Finance 400 — — 400
Consumer Staples
Distribution &
Retail 145 — — 145
Containers &
Packaging 111 — — 111
Distributors 36 — — 36
Diversified Consumer
Services 103 — — 103
Diversified
Telecommunication
Services 244 — — 244
Electric Utilities 298 — — 298
Electrical Equipment 562 — — 562
Entertainment 523 — — 523
Financial Services 789 — — 789
Food Products 681 — — 681
Ground Transportation 19 — — 19
Health Care
Equipment &
Supplies 577 — — 577
Health Care Providers
& Services 313 — — 313
Health Care REITs 30 — — 30
Hotel & Resort REITs 14 — — 14
Hotels, Restaurants &
Leisure 224 — — 224
Household Products 113 — — 113
Industrial REITs 200 — — 200
Insurance 854 — — 854
IT Services 584 — — 584
Leisure Products 95 — — 95
Life Sciences Tools &
Services 339 — — 339
Machinery 923 — — 923
Media 239 — — 239
Metals & Mining 204 — — 204
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Common Stocks (cont’d)
Multi-Utilities $ 144 $ — $ — $ 144
Office REITs 10 — — 10
Personal Care
Products 196 — — 196
Pharmaceuticals 1,204 — — 1,204
Professional Services 358 — — 358
Real Estate
Management &
Development 106 — — 106
Residential REITs 48 — — 48
Retail REITs 101 — — 101
Semiconductors &
Semiconductor
Equipment 1,499 — — 1,499
Software 3,118 — — 3,118
Specialized REITs 321 — — 321
Specialty Retail 905 — — 905
Technology Hardware,
Storage &
Peripherals 2,063 — — 2,063
Textiles, Apparel &
Luxury Goods 298 — — 298
Trading Companies &
Distributors 106 — — 106
Water Utilities 316 — — 316
Total Common Stocks 23,211 — — 23,211
Short-Term Investment
Investment Company 26 — — 26
Total Assets $23,237 $— $— $23,237